UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2016. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	2,207,971	$20,502,643
ATM Large Cap Managed Volatility Portfolio‡	6,963,836	93,194,364
ATM Mid Cap Managed Volatility Portfolio‡	520,324	4,189,819
ATM Small Cap Managed Volatility Portfolio‡	279,546	3,279,228
AXA Global Equity Managed Volatility Portfolio‡	441,536	6,721,468
AXA International Core Managed Volatility Portfolio*‡	623,222	5,795,242
AXA International Value Managed Volatility Portfolio*‡	260,390	3,059,127
AXA Large Cap Core Managed Volatility Portfolio‡	2,675,297	25,859,770
AXA Large Cap Growth Managed Volatility Portfolio‡	569,510	16,437,270
AXA Large Cap Value Managed Volatility Portfolio‡	617,577	10,058,765
AXA/AB Small Cap Growth Portfolio‡	182,204	3,306,768
AXA/Loomis Sayles Growth Portfolio‡	1,158,062	8,099,167
AXA/Lord Abbett Micro Cap Portfolio*‡	85,504	823,160
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	190,847	1,905,468
EQ/BlackRock Basic Value Equity Portfolio‡	1,301,064	28,906,808
EQ/Boston Advisors Equity Income Portfolio‡	2,426,330	14,504,239
EQ/Core Bond Index Portfolio‡	35,558,747	364,614,378
EQ/GAMCO Small Company Value Portfolio‡	136,237	7,545,278
EQ/Global Bond PLUS Portfolio*‡	3,245,116	31,129,518
EQ/High Yield Bond Portfolio‡	1,561,433	15,428,677
EQ/Intermediate Government Bond Portfolio‡	46,244,385	487,163,446
EQ/International Equity Index Portfolio‡	327,986	2,808,418
EQ/JPMorgan Value Opportunities Portfolio‡	768,205	12,712,175
EQ/Large Cap Growth Index Portfolio‡	107,126	1,335,151
EQ/MFS International Growth Portfolio‡	2,433,908	17,136,345
EQ/PIMCO Ultra Short Bond Portfolio‡	16,943,731	167,864,220
EQ/Quality Bond PLUS Portfolio‡	2,369,903	20,828,926
EQ/T. Rowe Price Growth Stock Portfolio*‡	109,185	4,309,717
Multimanager Core Bond Portfolio‡	4,093,990	41,247,007
Multimanager Mid Cap Growth Portfolio*‡	311,964	2,843,825
Multimanager Mid Cap Value Portfolio‡	122,157	1,794,107

Total Investment Companies (99.6%) (Cost $1,304,067,818)		1,425,404,494

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	6,173,922	6,173,922

Total Short-Term Investment (0.4%) (Cost $6,173,922)		6,173,922

Total Investments (100.0%) (Cost $1,310,241,740)		1,431,578,416
Other Assets Less Liabilities (0.0%)		439,138

Net Assets (100%)		$1,432,017,554

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$20,855,056	$1,175,611	$1,706,242	$20,502,643	$—	$(352)
ATM Large Cap Managed Volatility Portfolio	91,875,256	5,405,435	10,074,609	93,194,364	—	755,291
ATM Mid Cap Managed Volatility Portfolio	3,756,249	296,366	292,430	4,189,819	—	30,526
ATM Small Cap Managed Volatility Portfolio	3,105,649	134,422	277,020	3,279,228	—	7,572
AXA Global Equity Managed Volatility Portfolio	6,635,418	322,654	567,719	6,721,468	—	(6,515)
AXA International Core Managed Volatility Portfolio	4,867,344	1,311,870	552,629	5,795,242	—	16,001
AXA International Value Managed Volatility Portfolio	3,090,666	195,935	278,772	3,059,127	—	5,543
AXA Large Cap Core Managed Volatility Portfolio	24,763,689	1,419,483	1,890,667	25,859,770	—	147,475
AXA Large Cap Growth Managed Volatility Portfolio	23,875,227	1,539,067	5,879,895	16,437,270	—	3,928,000
AXA Large Cap Value Managed Volatility Portfolio	8,330,070	1,625,935	821,905	10,058,765	—	62,410
AXA/AB Small Cap Growth Portfolio	3,178,495	242,538	284,425	3,306,768	—	46,493
AXA/Loomis Sayles Growth Portfolio	7,927,749	1,063,275	1,838,049	8,099,167	—	125,566
AXA/Lord Abbett Micro Cap Portfolio	766,749	—	—	823,160	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	1,744,935	2,364	—	1,905,468	—	2,364
EQ/BlackRock Basic Value Equity Portfolio	27,667,526	2,567,481	3,754,157	28,906,808	—	920,363
EQ/Boston Advisors Equity Income Portfolio	20,695,623	1,498,265	7,337,895	14,504,239	—	829,199
EQ/Core Bond Index Portfolio	362,969,952	19,973,674	32,516,472	364,614,378	—	15,694
EQ/GAMCO Small Company Value Portfolio	7,263,741	477,301	932,820	7,545,278	—	159,451
EQ/Global Bond PLUS Portfolio	26,692,185	3,779,676	1,420,163	31,129,518	—	1,412
EQ/High Yield Bond Portfolio	11,119,621	3,000,000	—	15,428,677	—	—
EQ/Intermediate Government Bond Portfolio	487,398,983	31,715,772	44,006,570	487,163,446	—	175,048
EQ/International Equity Index Portfolio	564,917	2,000,000	—	2,808,418	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,060,365	5,310,000	—	12,712,175	—	—
EQ/Large Cap Growth Index Portfolio	1,623,568	139,620	386,005	1,335,151	—	130,035
EQ/MFS International Growth Portfolio	13,396,715	3,435,210	1,105,700	17,136,345	—	46,610
EQ/PIMCO Ultra Short Bond Portfolio	182,086,623	11,693,832	28,149,639	167,864,220	18,651	23,871
EQ/Quality Bond PLUS Portfolio	14,155,817	6,002,844	—	20,828,926	2,844	—
EQ/T. Rowe Price Growth Stock Portfolio	—	4,138,018	271,482	4,309,717	—	16,705
Multimanager Core Bond Portfolio	33,869,827	9,027,121	2,877,303	41,247,007	652,473	10,403
Multimanager Mid Cap Growth Portfolio	2,103,146	510,691	—	2,843,825	—	10,692

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
Multimanager Mid Cap Value Portfolio	$1,620,124	$—	$—	$1,794,107	$—	$—

	$1,404,061,285	$120,004,460	$147,222,568	$1,425,404,494	$673,968	$7,459,857

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,425,404,494	$—	$1,425,404,494
Short-Term Investments
Investment Companies	6,173,922	—	—	6,173,922

Total Assets	$6,173,922	$1,425,404,494	$—	$1,431,578,416

Total Liabilities	$—	$—	$—	$—

Total	$6,173,922	$1,425,404,494	$—	$1,431,578,416

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,826,166
Aggregate gross unrealized depreciation	(3,740,906)

Net unrealized appreciation	$120,085,260

Federal income tax cost of investments	$1,311,493,156

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	6,095,512	$56,601,339
ATM Large Cap Managed Volatility Portfolio‡	11,751,283	157,262,937
ATM Mid Cap Managed Volatility Portfolio‡	1,142,411	9,199,069
ATM Small Cap Managed Volatility Portfolio‡	2,324,904	27,272,370
AXA Global Equity Managed Volatility Portfolio‡	2,011,709	30,624,076
AXA International Core Managed Volatility Portfolio*‡	1,342,266	12,481,511
AXA International Value Managed Volatility Portfolio*‡	648,190	7,615,089
AXA Large Cap Core Managed Volatility Portfolio‡	4,283,620	41,406,042
AXA Large Cap Growth Managed Volatility Portfolio‡	1,019,406	29,422,231
AXA Large Cap Value Managed Volatility Portfolio‡	1,442,991	23,502,665
AXA/AB Small Cap Growth Portfolio‡	690,470	12,531,150
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	214,302	3,421,794
AXA/Horizon Small Cap Value Portfolio‡	589,614	5,708,876
AXA/Loomis Sayles Growth Portfolio‡	2,058,174	14,394,306
AXA/Lord Abbett Micro Cap Portfolio*‡	315,618	3,038,485
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	290,820	2,903,628
AXA/Pacific Global Small Cap Value Portfolio‡	452,144	3,612,004
EQ/BlackRock Basic Value Equity Portfolio‡	1,655,399	36,779,362
EQ/Boston Advisors Equity Income Portfolio‡	3,423,189	20,463,319
EQ/Core Bond Index Portfolio‡	26,959,295	276,436,806
EQ/GAMCO Small Company Value Portfolio‡	191,172	10,587,817
EQ/Global Bond PLUS Portfolio*‡	2,612,664	25,062,578
EQ/High Yield Bond Portfolio‡	1,335,122	13,192,475
EQ/Intermediate Government Bond Portfolio‡	34,151,535	359,770,795
EQ/International Equity Index Portfolio‡	600,763	5,144,098
EQ/JPMorgan Value Opportunities Portfolio‡	1,301,628	21,539,193
EQ/Large Cap Growth Index Portfolio‡	218,803	2,727,005
EQ/MFS International Growth Portfolio‡	5,738,820	40,405,149
EQ/PIMCO Ultra Short Bond Portfolio‡	11,453,140	113,468,063
EQ/Quality Bond PLUS Portfolio‡	2,882,516	25,334,251
EQ/T. Rowe Price Growth Stock Portfolio*‡	187,435	7,398,388
Multimanager Core Bond Portfolio‡	3,687,698	37,153,612
Multimanager Mid Cap Growth Portfolio*‡	460,279	4,195,838
Multimanager Mid Cap Value Portfolio‡	400,046	5,875,419

Total Investment Companies (100.0%) (Cost $1,246,223,369)		1,446,531,740

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	1,851,436	1,851,436

Total Short-Term Investment (0.1%) (Cost $1,851,436)		1,851,436

Total Investments (100.1%) (Cost $1,248,074,805)		1,448,383,176
Other Assets Less Liabilities (-0.1%)		(989,144)

Net Assets (100%)		$1,447,394,032

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$59,978,446	$1,170,033	$4,894,123	$56,601,339	$—	$(9,617)
ATM Large Cap Managed Volatility Portfolio	164,398,532	4,413,488	20,072,691	157,262,937	—	2,950,318
ATM Mid Cap Managed Volatility Portfolio	8,092,119	823,638	656,608	9,199,069	—	82,954
ATM Small Cap Managed Volatility Portfolio	26,211,005	576,828	2,130,766	27,272,370	—	74,830
AXA Global Equity Managed Volatility Portfolio	20,015,996	9,570,048	1,163,204	30,624,076	—	40,715
AXA International Core Managed Volatility Portfolio	13,210,931	290,048	1,051,667	12,481,511	—	152,252
AXA International Value Managed Volatility Portfolio	7,949,362	145,024	541,013	7,615,089	—	60,946
AXA Large Cap Core Managed Volatility Portfolio	41,009,382	802,169	2,470,670	41,406,042	—	616,177
AXA Large Cap Growth Managed Volatility Portfolio	42,223,639	1,006,362	7,886,156	29,422,231	—	7,231,300
AXA Large Cap Value Managed Volatility Portfolio	25,130,776	1,497,741	5,007,614	23,502,665	—	330,414
AXA/AB Small Cap Growth Portfolio	12,756,872	482,333	1,319,862	12,531,150	—	164,825
AXA/Franklin Small Cap Value Managed Volatility Portfolio	2,981,056	—	—	3,421,794	—	—
AXA/Horizon Small Cap Value Portfolio	5,424,989	135,182	535,485	5,708,876	—	(2,355)
AXA/Loomis Sayles Growth Portfolio	15,438,300	287,927	2,728,145	14,394,306	—	355,677
AXA/Lord Abbett Micro Cap Portfolio	2,830,256	—	—	3,038,485	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	2,863,954	71,216	278,585	2,903,628	—	(8,396)
AXA/Pacific Global Small Cap Value Portfolio	3,431,676	67,591	262,326	3,612,004	—	4,239
EQ/BlackRock Basic Value Equity Portfolio	40,612,543	865,222	5,664,873	36,779,362	—	3,112,469
EQ/Boston Advisors Equity Income Portfolio	23,989,550	1,667,370	5,231,965	20,463,319	—	580,098
EQ/Core Bond Index Portfolio	280,587,215	12,710,905	27,651,707	276,436,806	—	(87,247)
EQ/GAMCO Small Company Value Portfolio	12,307,324	317,868	2,020,373	10,587,817	—	1,240,860
EQ/Global Bond PLUS Portfolio	21,565,753	3,420,308	1,706,430	25,062,578	—	(3,797)
EQ/High Yield Bond Portfolio	11,578,078	1,202,773	795,509	13,192,475	—	4,185
EQ/Intermediate Government Bond Portfolio	372,688,922	25,111,381	46,983,591	359,770,795	—	151,032
EQ/International Equity Index Portfolio	1,213,945	3,500,000	—	5,144,098	—	—
EQ/JPMorgan Value Opportunities Portfolio	11,873,056	7,500,000	—	21,539,193	—	—
EQ/Large Cap Growth Index Portfolio	6,454,536	220,012	2,242,409	2,727,005	—	1,863,006
EQ/MFS International Growth Portfolio	37,141,197	3,086,066	2,880,201	40,405,149	—	131,555
EQ/PIMCO Ultra Short Bond Portfolio	134,721,343	2,662,467	25,707,035	113,468,063	12,671	(276,444)

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/Quality Bond PLUS Portfolio	$20,624,838	$5,409,019	$1,594,598	$25,334,251	$3,474	$4,790
EQ/T. Rowe Price Growth Stock Portfolio	—	7,154,665	520,285	7,398,388	—	32,328
Multimanager Core Bond Portfolio	32,399,661	6,280,584	2,743,152	37,153,612	623,056	81
Multimanager Mid Cap Growth Portfolio	2,105,314	1,615,774	—	4,195,838	—	15,775
Multimanager Mid Cap Value Portfolio	4,480,367	1,077,433	295,997	5,875,419	—	39,398

	$1,468,290,933	$105,141,475	$177,037,040	$1,446,531,740	$639,201	$18,852,368

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,446,531,740	$—	$1,446,531,740
Short-Term Investments
Investment Companies	1,851,436	—	—	1,851,436

Total Assets	$1,851,436	$1,446,531,740	$—	$1,448,383,176

Total Liabilities	$—	$—	$—	$—

Total	$1,851,436	$1,446,531,740	$—	$1,448,383,176

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$209,241,593
Aggregate gross unrealized depreciation	(11,533,254)

Net unrealized appreciation	$197,708,339

Federal income tax cost of investments	$1,250,674,837

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	55,495,171	$515,313,717
ATM Large Cap Managed Volatility Portfolio‡	74,122,013	991,946,649
ATM Mid Cap Managed Volatility Portfolio‡	7,066,695	56,903,333
ATM Small Cap Managed Volatility Portfolio‡	18,535,287	217,428,865
AXA Global Equity Managed Volatility Portfolio‡	13,912,959	211,795,832
AXA International Core Managed Volatility Portfolio*‡	12,447,161	115,744,119
AXA International Value Managed Volatility Portfolio*‡	4,472,564	52,544,705
AXA Large Cap Core Managed Volatility Portfolio‡	24,896,526	240,653,108
AXA Large Cap Growth Managed Volatility Portfolio‡	6,144,474	177,342,696
AXA Large Cap Value Managed Volatility Portfolio‡	11,452,678	186,535,121
AXA/AB Small Cap Growth Portfolio‡	9,272,741	168,288,352
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,786,141	28,519,606
AXA/Horizon Small Cap Value Portfolio‡	3,266,908	31,631,504
AXA/Loomis Sayles Growth Portfolio‡	12,754,660	89,202,587
AXA/Lord Abbett Micro Cap Portfolio*‡	2,304,721	22,187,782
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,279,533	42,728,031
AXA/Pacific Global Small Cap Value Portfolio‡	3,230,315	25,805,721
EQ/BlackRock Basic Value Equity Portfolio‡	8,879,527	197,283,711
EQ/Boston Advisors Equity Income Portfolio‡	22,407,184	133,946,830
EQ/Core Bond Index Portfolio‡	128,292,635	1,315,494,587
EQ/GAMCO Small Company Value Portfolio‡	1,868,906	103,506,861
EQ/Global Bond PLUS Portfolio*‡	12,933,708	124,069,560
EQ/High Yield Bond Portfolio‡	5,910,208	58,399,350
EQ/Intermediate Government Bond Portfolio‡	160,168,902	1,687,306,121
EQ/International Equity Index Portfolio‡	2,702,882	23,143,711
EQ/JPMorgan Value Opportunities Portfolio‡	6,711,079	111,054,213
EQ/Large Cap Growth Index Portfolio‡	1,089,040	13,573,036
EQ/MFS International Growth Portfolio‡	50,046,848	352,363,449
EQ/PIMCO Ultra Short Bond Portfolio‡	51,417,133	509,397,658
EQ/Quality Bond PLUS Portfolio‡	14,225,437	125,026,451
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,448,609	57,179,196
Multimanager Core Bond Portfolio‡	16,039,228	161,595,460
Multimanager Mid Cap Growth Portfolio*‡	1,231,154	11,223,033
Multimanager Mid Cap Value Portfolio‡	2,097,001	30,798,387

Total Investment Companies (99.9%) (Cost $6,954,631,876)		8,189,933,342

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	8,270,157	8,270,157

Total Short-Term Investment (0.1%) (Cost $8,270,157)		8,270,157

Total Investments (100.0%) (Cost $6,962,902,033)		8,198,203,499
Other Assets Less Liabilities (0.0%)		(3,328,421)

Net Assets (100%)		$8,194,875,078

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$562,255,459	$—	$49,578,389	$515,313,717	$—	$(106,014)
ATM Large Cap Managed Volatility Portfolio	1,071,157,596	10,492,397	137,857,731	991,946,649	—	25,207,394
ATM Mid Cap Managed Volatility Portfolio	53,773,586	2,426,754	4,984,998	56,903,333	—	598,066
ATM Small Cap Managed Volatility Portfolio	211,826,882	513,596	15,524,008	217,428,865	—	899,625
AXA Global Equity Managed Volatility Portfolio	181,501,913	32,500,000	14,585,125	211,795,832	—	12,670
AXA International Core Managed Volatility Portfolio	124,233,128	—	7,964,151	115,744,119	—	2,174,241
AXA International Value Managed Volatility Portfolio	56,733,293	—	4,264,615	52,544,705	—	717,468
AXA Large Cap Core Managed Volatility Portfolio	241,670,445	448,351	13,911,901	240,653,108	—	3,143,393
AXA Large Cap Growth Managed Volatility Portfolio	241,115,702	442,764	35,455,957	177,342,696	—	36,804,188
AXA Large Cap Value Managed Volatility Portfolio	184,423,036	4,000,000	12,950,736	186,535,121	—	5,321,286
AXA/AB Small Cap Growth Portfolio	169,450,523	4,485,424	13,813,800	168,288,352	—	2,554,085
AXA/Franklin Small Cap Value Managed Volatility Portfolio	26,664,723	—	926,149	28,519,606	—	908,772
AXA/Horizon Small Cap Value Portfolio	27,167,959	2,000,000	1,495,299	31,631,504	—	(8,831)
AXA/Loomis Sayles Growth Portfolio	89,990,328	108,947	10,279,779	89,202,587	—	775,039
AXA/Lord Abbett Micro Cap Portfolio	20,690,527	1,300,000	1,479,318	22,187,782	—	7,150
AXA/Morgan Stanley Small Cap Growth Portfolio	38,731,830	3,053,339	3,059,331	42,728,031	—	(33,056)
AXA/Pacific Global Small Cap Value Portfolio	22,338,680	2,000,000	1,492,690	25,805,721	—	(6,222)
EQ/BlackRock Basic Value Equity Portfolio	233,565,782	—	38,140,429	197,283,711	—	19,765,222
EQ/Boston Advisors Equity Income Portfolio	170,488,110	—	35,960,087	133,946,830	—	4,445,565
EQ/Core Bond Index Portfolio	1,349,133,342	75,000,000	160,546,522	1,315,494,587	—	(662,088)
EQ/GAMCO Small Company Value Portfolio	98,896,288	223,478	6,123,118	103,506,861	—	1,265,817
EQ/Global Bond PLUS Portfolio	124,264,190	—	9,622,417	124,069,560	—	(6,705)
EQ/High Yield Bond Portfolio	48,156,947	5,000,000	—	58,399,350	—	—
EQ/Intermediate Government Bond Portfolio	1,758,803,789	115,520,930	229,059,157	1,687,306,121	—	756,999
EQ/International Equity Index Portfolio	22,737,351	—	—	23,143,711	—	—
EQ/JPMorgan Value Opportunities Portfolio	57,330,614	42,000,000	—	111,054,213	—	—
EQ/Large Cap Growth Index Portfolio	39,527,330	12,320	13,738,383	13,573,036	—	12,943,780
EQ/MFS International Growth Portfolio	288,575,102	55,717,611	21,260,056	352,363,449	—	946,581
EQ/PIMCO Ultra Short Bond Portfolio	625,468,731	57,004	124,896,819	509,397,658	57,004	(1,933,725)

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/Quality Bond PLUS Portfolio	$107,891,781	$20,017,161	$7,404,604	$125,026,451	$17,161	$27,735
EQ/T. Rowe Price Growth Stock Portfolio	—	54,150,545	2,875,619	57,179,196	—	247,861
Multimanager Core Bond Portfolio	155,658,135	12,790,341	12,324,538	161,595,460	2,790,341	(2,772)
Multimanager Mid Cap Growth Portfolio	8,268,998	2,042,194	—	11,223,033	—	42,194
Multimanager Mid Cap Value Portfolio	26,932,285	2,500,000	1,567,549	30,798,387	—	267,371

	$8,439,424,385	$448,803,156	$993,143,275	$8,189,933,342	$2,864,506	$117,073,089

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,189,933,342	$—	$8,189,933,342
Short-Term Investments
Investment Companies	8,270,157	—	—	8,270,157

Total Assets	$8,270,157	$8,189,933,342	$—	$8,198,203,499

Total Liabilities	$—	$—	$—	$—

Total	$8,270,157	$8,189,933,342	$—	$8,198,203,499

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,281,964,752
Aggregate gross unrealized depreciation	(79,625,618)

Net unrealized appreciation	$1,202,339,134

Federal income tax cost of investments	$6,995,864,365

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	81,082,258	$752,908,746
ATM Large Cap Managed Volatility Portfolio‡	120,482,949	1,612,377,380
ATM Mid Cap Managed Volatility Portfolio‡	9,967,754	80,263,605
ATM Small Cap Managed Volatility Portfolio‡	40,082,132	470,184,920
AXA Global Equity Managed Volatility Portfolio‡	21,599,440	328,806,491
AXA International Core Managed Volatility Portfolio*‡	19,942,684	185,443,771
AXA International Value Managed Volatility Portfolio*‡	9,054,125	106,369,926
AXA Large Cap Core Managed Volatility Portfolio‡	42,092,937	406,875,890
AXA Large Cap Growth Managed Volatility Portfolio‡	9,841,350	284,042,453
AXA Large Cap Value Managed Volatility Portfolio‡	22,324,344	363,607,019
AXA/AB Small Cap Growth Portfolio‡	15,451,899	280,432,134
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	4,288,756	68,479,247
AXA/Horizon Small Cap Value Portfolio‡	4,523,007	43,793,562
AXA/Loomis Sayles Growth Portfolio‡	19,496,250	136,351,420
AXA/Lord Abbett Micro Cap Portfolio*‡	5,303,814	51,060,352
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	10,444,349	104,279,250
AXA/Pacific Global Small Cap Value Portfolio‡	5,250,145	41,941,348
EQ/BlackRock Basic Value Equity Portfolio‡	13,394,247	297,590,944
EQ/Boston Advisors Equity Income Portfolio‡	33,348,630	199,353,177
EQ/Core Bond Index Portfolio‡	86,478,649	886,739,872
EQ/GAMCO Small Company Value Portfolio‡	3,034,886	168,083,065
EQ/Global Bond PLUS Portfolio*‡	1,194,728	11,460,701
EQ/High Yield Bond Portfolio‡	2,297,374	22,700,575
EQ/Intermediate Government Bond Portfolio‡	111,719,132	1,176,909,948
EQ/International Equity Index Portfolio‡	9,682,892	82,910,771
EQ/JPMorgan Value Opportunities Portfolio‡	8,167,011	135,146,806
EQ/Large Cap Growth Index Portfolio‡	3,144,541	39,191,380
EQ/MFS International Growth Portfolio‡	59,770,839	420,826,879
EQ/PIMCO Ultra Short Bond Portfolio‡	34,470,986	341,509,499
EQ/Quality Bond PLUS Portfolio‡	11,200,085	98,436,828
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,545,688	61,011,082
Multimanager Core Bond Portfolio‡	12,782,143	128,780,275
Multimanager Mid Cap Growth Portfolio*‡	1,758,806	16,033,041
Multimanager Mid Cap Value Portfolio‡	1,517,709	22,290,398

Total Investment Companies (100.0%) (Cost $7,440,055,353)		9,426,192,755

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	6,182,211	6,182,211

Total Short-Term Investment (0.1%) (Cost $6,182,211)		6,182,211

Total Investments (100.1%) (Cost $7,446,237,564)		9,432,374,966
Other Assets Less Liabilities (-0.1%)		(7,177,724)

Net Assets (100%)		$9,425,197,242

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$822,700,133	$—	$74,672,333	$752,908,746	$—	$(1,320,346)
ATM Large Cap Managed Volatility Portfolio	1,773,096,398	800,820	234,241,543	1,612,377,380	—	40,311,906
ATM Mid Cap Managed Volatility Portfolio	78,556,357	601,237	6,975,928	80,263,605	—	522,255
ATM Small Cap Managed Volatility Portfolio	463,671,695	1,110,881	38,990,918	470,184,920	—	1,799,906
AXA Global Equity Managed Volatility Portfolio	244,276,133	79,000,000	16,696,334	328,806,491	—	(82,573)
AXA International Core Managed Volatility Portfolio	199,671,321	—	13,193,946	185,443,771	—	3,642,077
AXA International Value Managed Volatility Portfolio	117,066,578	—	11,698,331	106,369,926	—	539,727
AXA Large Cap Core Managed Volatility Portfolio	405,184,303	10,758,822	29,718,044	406,875,890	—	6,345,019
AXA Large Cap Growth Managed Volatility Portfolio	350,477,074	710,259	41,860,278	284,042,453	—	38,667,567
AXA Large Cap Value Managed Volatility Portfolio	388,813,234	—	31,912,116	363,607,019	—	25,555,499
AXA/AB Small Cap Growth Portfolio	288,538,240	3,974,303	25,752,717	280,432,134	—	3,510,386
AXA/Franklin Small Cap Value Managed Volatility Portfolio	67,593,388	—	5,396,784	68,479,247	—	2,687,834
AXA/Horizon Small Cap Value Portfolio	38,260,762	2,000,000	1,877,472	43,793,562	—	(23,014)
AXA/Loomis Sayles Growth Portfolio	137,181,378	166,494	15,530,249	136,351,420	—	908,537
AXA/Lord Abbett Micro Cap Portfolio	49,736,224	1,500,000	3,654,860	51,060,352	—	54,057
AXA/Morgan Stanley Small Cap Growth Portfolio	99,683,766	3,130,148	7,703,448	104,279,250	—	(155,468)
AXA/Pacific Global Small Cap Value Portfolio	37,157,821	2,000,000	1,896,291	41,941,348	—	(41,833)
EQ/BlackRock Basic Value Equity Portfolio	300,653,201	—	25,549,816	297,590,944	—	9,690,693
EQ/Boston Advisors Equity Income Portfolio	210,100,596	—	16,808,265	199,353,177	—	27,757
EQ/Core Bond Index Portfolio	921,021,928	58,000,000	124,058,590	886,739,872	—	2,856,771
EQ/GAMCO Small Company Value Portfolio	162,311,432	1,363,417	12,969,504	168,083,065	—	1,930,953
EQ/Global Bond PLUS Portfolio	10,631,880	—	—	11,460,701	—	—
EQ/High Yield Bond Portfolio	14,826,782	6,000,000	—	22,700,575	—	—
EQ/Intermediate Government Bond Portfolio	1,249,294,458	88,884,364	190,617,307	1,176,909,948	—	657,873

EQ/International Equity Index Portfolio	81,455,014	—	—	82,910,771	—	—
EQ/JPMorgan Value Opportunities Portfolio	87,862,346	35,000,000	—	135,146,806	—	—
EQ/Large Cap Growth Index Portfolio	76,956,515	35,446	21,412,505	39,191,380	—	18,374,344
EQ/MFS International Growth Portfolio	389,661,522	21,737,000	22,969,560	420,826,879	—	833,622
EQ/PIMCO Ultra Short Bond Portfolio	421,898,889	15,038,269	101,378,693	341,509,499	38,269	(1,455,245)
EQ/Quality Bond PLUS Portfolio	92,136,924	10,013,526	7,392,732	98,436,828	13,526	25,100

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/T. Rowe Price Growth Stock Portfolio	$—	$60,161,138	$5,375,995	$61,011,082	$—	$348,518
Multimanager Core Bond Portfolio	113,091,358	22,150,227	10,607,276	128,780,275	2,150,227	(1,414)
Multimanager Mid Cap Growth Portfolio	12,804,739	2,060,278	—	16,033,041	—	60,278
Multimanager Mid Cap Value Portfolio	17,423,727	2,500,000	—	22,290,398	—	—

	$9,723,796,116	$428,696,629	$1,100,911,835	$9,426,192,755	$2,202,022	$156,270,786

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,426,192,755	$—	$9,426,192,755
Short-Term Investments
Investment Companies	6,182,211	—	—	6,182,211

Total Assets	$6,182,211	$9,426,192,755	$—	$9,432,374,966

Total Liabilities	$—	$—	$—	$—

Total	$6,182,211	$9,426,192,755	$—	$9,432,374,966

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,987,603,555
Aggregate gross unrealized depreciation	(88,879,426)

Net unrealized appreciation	$1,898,724,129

Federal income tax cost of investments	$7,533,650,837

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	33,108,377	$307,435,772
ATM Large Cap Managed Volatility Portfolio‡	56,340,252	753,980,109
ATM Mid Cap Managed Volatility Portfolio‡	5,104,457	41,102,757
ATM Small Cap Managed Volatility Portfolio‡	15,942,236	187,010,991
AXA Global Equity Managed Volatility Portfolio‡	7,484,710	113,939,119
AXA International Core Managed Volatility Portfolio*‡	8,850,927	82,303,331
AXA International Value Managed Volatility Portfolio*‡	5,228,409	61,424,549
AXA Large Cap Core Managed Volatility Portfolio‡	17,741,230	171,489,073
AXA Large Cap Growth Managed Volatility Portfolio‡	4,039,031	116,575,097
AXA Large Cap Value Managed Volatility Portfolio‡	11,845,047	192,925,807
AXA/AB Small Cap Growth Portfolio‡	5,321,396	96,576,512
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,926,855	30,766,396
AXA/Horizon Small Cap Value Portfolio‡	1,614,380	15,631,069
AXA/Loomis Sayles Growth Portfolio‡	9,113,957	63,740,512
AXA/Lord Abbett Micro Cap Portfolio*‡	2,368,974	22,806,351
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,926,003	49,182,568
AXA/Pacific Global Small Cap Value Portfolio‡	1,804,538	14,415,743
EQ/BlackRock Basic Value Equity Portfolio‡	5,216,090	115,890,134
EQ/Boston Advisors Equity Income Portfolio‡	12,848,281	76,805,121
EQ/Core Bond Index Portfolio‡	8,714,521	89,357,474
EQ/GAMCO Small Company Value Portfolio‡	1,389,022	76,929,112
EQ/High Yield Bond Portfolio‡	148,727	1,469,588
EQ/Intermediate Government Bond Portfolio‡	10,951,324	115,367,194
EQ/International Equity Index Portfolio‡	7,665,750	65,638,784
EQ/JPMorgan Value Opportunities Portfolio‡	2,918,319	48,292,033
EQ/Large Cap Growth Index Portfolio‡	2,683,101	33,440,317
EQ/MFS International Growth Portfolio‡	26,717,347	188,108,084
EQ/PIMCO Ultra Short Bond Portfolio‡	3,413,051	33,813,634
EQ/Quality Bond PLUS Portfolio‡	941,716	8,276,677
EQ/T. Rowe Price Growth Stock Portfolio*‡	442,240	17,455,984
Multimanager Core Bond Portfolio‡	906,566	9,133,670
Multimanager Mid Cap Growth Portfolio*‡	850,582	7,753,790
Multimanager Mid Cap Value Portfolio‡	456,533	6,705,045

Total Investment Companies (99.8%) (Cost $2,412,150,634)		3,215,742,397

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	6,119,539	6,119,539

Total Short-Term Investment (0.2%) (Cost $6,119,539)		6,119,539

Total Investments (100.0%) (Cost $2,418,270,173)		3,221,861,936
Other Assets Less Liabilities (0.0%)		(1,554,580)

Net Assets (100%)		$3,220,307,356

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$332,660,691	$128,161	$27,419,014	$307,435,772	$—	$(468,784)
ATM Large Cap Managed Volatility Portfolio	778,590,167	684,580	68,136,591	753,980,109	—	8,435,275
ATM Mid Cap Managed Volatility Portfolio	40,317,237	323,728	3,724,978	41,102,757	—	228,660
ATM Small Cap Managed Volatility Portfolio	183,615,178	511,774	15,179,511	187,010,991	—	302,015
AXA Global Equity Managed Volatility Portfolio	109,120,034	5,532,040	6,569,826	113,939,119	—	(17,035)
AXA International Core Managed Volatility Portfolio	88,405,944	35,244	7,286,971	82,303,331	—	27,853
AXA International Value Managed Volatility Portfolio	67,208,671	32,040	6,878,337	61,424,549	—	(161,310)
AXA Large Cap Core Managed Volatility Portfolio	174,624,613	386,707	11,653,691	171,489,073	—	2,943,939
AXA Large Cap Growth Managed Volatility Portfolio	120,540,598	335,446	7,256,028	116,575,097	—	2,963,960
AXA Large Cap Value Managed Volatility Portfolio	194,932,402	76,897	9,750,598	192,925,807	—	8,538,202
AXA/AB Small Cap Growth Portfolio	99,434,683	1,406,076	8,938,193	96,576,512	—	1,245,361
AXA/Franklin Small Cap Value Managed Volatility Portfolio	30,138,333	16,020	2,029,154	30,766,396	—	1,370,419
AXA/Horizon Small Cap Value Portfolio	14,952,385	6,408	1,213,831	15,631,069	—	(18,239)
AXA/Loomis Sayles Growth Portfolio	61,002,905	100,181	4,112,662	63,740,512	—	149,663
AXA/Lord Abbett Micro Cap Portfolio	23,161,800	9,612	1,829,042	22,806,351	—	(35,654)
AXA/Morgan Stanley Small Cap Growth Portfolio	49,324,846	83,822	4,140,793	49,182,568	—	105,172
AXA/Pacific Global Small Cap Value Portfolio	13,498,887	3,204	614,874	14,415,743	—	(17,078)
EQ/BlackRock Basic Value Equity Portfolio	113,039,987	48,060	9,790,203	115,890,134	—	(330,552)
EQ/Boston Advisors Equity Income Portfolio	80,703,660	32,040	6,331,723	76,805,121	—	(25,288)
EQ/Core Bond Index Portfolio	96,493,111	38,448	10,571,170	89,357,474	—	219,925
EQ/GAMCO Small Company Value Portfolio	74,583,874	194,919	5,211,921	76,929,112	—	1,401,869
EQ/High Yield Bond Portfolio	1,335,486	—	—	1,469,588	—	—
EQ/Intermediate Government Bond Portfolio	134,204,802	59,528	21,934,414	115,367,194	—	96,720
EQ/International Equity Index Portfolio	70,617,097	32,040	6,413,133	65,638,784	—	(435,173)
EQ/JPMorgan Value Opportunities Portfolio	36,256,907	8,000,000	—	48,292,033	—	—
EQ/Large Cap Growth Index Portfolio	36,260,208	49,218	3,823,081	33,440,317	—	779,112
EQ/MFS International Growth Portfolio	184,540,137	1,887,125	12,338,032	188,108,084	—	312,003
EQ/PIMCO Ultra Short Bond Portfolio	46,896,828	23,008	13,771,691	33,813,634	3,783	(222,203)
EQ/Quality Bond PLUS Portfolio	8,547,112	4,340	588,009	8,276,677	1,136	9,787
EQ/T. Rowe Price Growth Stock Portfolio	—	18,059,025	2,309,484	17,455,984	—	127,908

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
Multimanager Core Bond Portfolio	$9,335,820	$163,608	$679,956	$9,133,670	$160,404	$(42)
Multimanager Mid Cap Growth Portfolio	8,017,460	32,522	681,220	7,753,790	—	28,012
Multimanager Mid Cap Value Portfolio	6,143,337	—	62,195	6,705,045	—	19,923

	$3,288,505,200	$38,295,821	$281,240,326	$3,215,742,397	$165,323	$27,574,420

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,215,742,397	$—	$3,215,742,397
Short-Term Investments
Investment Companies	6,119,539	—	—	6,119,539

Total Assets	$6,119,539	$3,215,742,397	$—	$3,221,861,936

Total Liabilities	$—	$—	$—	$—

Total	$6,119,539	$3,215,742,397	$—	$3,221,861,936

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$847,982,494
Aggregate gross unrealized depreciation	(44,637,646)

Net unrealized appreciation	$803,344,848

Federal income tax cost of investments	$2,418,517,088

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	4,943	$50,076
AXA Natural Resources Portfolio‡	5,630	43,038
AXA Real Estate Portfolio‡	9,356	104,519
AXA SmartBeta Equity Portfolio‡	11,836	134,421
AXA/AB Small Cap Growth Portfolio‡	14,296	259,448
AXA/Lord Abbett Micro Cap Portfolio*‡	10,877	104,713
BlackRock Global Long/Short Credit Fund, Institutional Class	6,794	67,805
Eaton Vance Floating-Rate Fund, Institutional Class	81,525	719,054
EQ/BlackRock Basic Value Equity Portfolio‡	11,833	262,902
EQ/Capital Guardian Research Portfolio‡	22,488	510,483
EQ/Convertible Securities Portfolio‡	203,910	2,128,984
EQ/Emerging Markets Equity PLUS Portfolio‡	33,088	281,105
EQ/Energy ETF Portfolio‡	5,845	41,433
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	26,015	343,306
EQ/GAMCO Small Company Value Portfolio‡	4,772	264,309
EQ/Global Bond PLUS Portfolio*‡	197,517	1,894,729
EQ/High Yield Bond Portfolio‡	127,699	1,261,810
EQ/Intermediate Government Bond Portfolio‡	179,394	1,889,831
EQ/International Equity Index Portfolio‡	75,119	643,215
EQ/Invesco Comstock Portfolio‡	18,689	274,449
EQ/Low Volatility Global ETF Portfolio‡	12,073	132,704
EQ/MFS International Growth Portfolio‡	55,402	390,069
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	23,785	404,210
EQ/PIMCO Global Real Return Portfolio‡	160,820	1,676,092
EQ/PIMCO Ultra Short Bond Portfolio‡	187,048	1,853,112
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,829	269,551
EQ/Wells Fargo Omega Growth Portfolio*‡	23,138	253,860
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	1,414	9,165
Franklin K2 Alternative Strategies Fund, Advisor Class	5,873	63,839
iShares® Floating Rate Bond ETF	23,520	1,193,640
iShares® Global Infrastructure ETF	2,640	109,718
iShares® International Treasury Bond ETF	1,420	142,582
iShares® JP Morgan USD Emerging Markets Bond ETF	16,030	1,878,876
iShares® Micro-Cap ETF	340	26,523
iShares® MSCI EAFE Small-Cap ETF	2,670	139,935
iShares® U.S. Oil & Gas Exploration & Production ETF	740	45,517
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	7,295	129,702
Multimanager Core Bond Portfolio‡	188,492	1,899,058
Multimanager Mid Cap Value Portfolio‡	26,745	392,806
PIMCO Foreign Bond Fund Unhedged, Institutional Class	24,468	247,129
PowerShares S&P 500 BuyWrite Portfolio	6,750	142,020
SPDR® Barclays Short Term High Yield Bond ETF	24,930	690,312
Templeton Emerging Markets Small Cap Fund, Advisor Class	8,546	109,474
Templeton Global Smaller Companies Fund, Advisor Class	15,995	139,797
Vanguard Short-Term Inflation-Protected Securities ETF*	5,980	296,907
Vanguard Total International Bond ETF	27,210	1,524,848

Total Investment Companies (98.3%) (Cost $24,932,603)		25,441,076

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	1,320	18,546
PowerShares DB Commodity Index Tracking Fund*	1,590	23,866
PowerShares DB G10 Currency Harvest Fund*	5,890	146,779
PowerShares DB Gold Fund*	670	28,535
PowerShares DB Silver Fund*	100	3,019

Total Other Exchange Traded Funds (ETFs) (0.9%) (Cost $222,620)		220,745

SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	353,593	353,593

Total Short-Term Investment (1.4%) (Cost $353,593)		353,593

Total Investments (100.6%) (Cost $25,508,816)		26,015,414
Other Assets Less Liabilities (-0.6%)		(142,917)

Net Assets (100%)		$25,872,497

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$23,759	$15,899	$2,782	$43,038	$2	$(5)
AXA Real Estate Portfolio(a)	69,555	33,390	5,555	104,519	373	1,222
AXA SmartBeta Equity Portfolio	88,304	47,703	8,320	134,421	11	12
AXA/AB Small Cap Growth Portfolio	177,066	83,006	13,883	259,448	—	3,522
AXA/Lord Abbett Micro Cap Portfolio	70,079	31,793	5,650	104,713	—	(97)
EQ/BlackRock Basic Value Equity Portfolio	167,007	94,483	25,270	262,902	—	13
EQ/Capital Guardian Research Portfolio	343,899	204,863	75,585	510,483	—	(42)
EQ/Convertible Securities Portfolio	1,412,600	736,026	148,169	2,128,984	—	(469)
EQ/Emerging Markets Equity PLUS Portfolio	159,618	99,483	13,909	281,105	—	(26)
EQ/Energy ETF Portfolio	23,520	15,897	2,783	41,433	—	(6)
EQ/GAMCO Mergers and Acquisitions Portfolio	237,699	115,570	19,439	343,306	—	4,291
EQ/GAMCO Small Company Value Portfolio	172,524	80,030	13,904	264,309	—	526
EQ/Global Bond PLUS Portfolio	1,278,535	684,864	175,954	1,894,729	—	109
EQ/High Yield Bond Portfolio	853,469	413,312	102,388	1,261,810	—	(197)
EQ/Intermediate Government Bond Portfolio	1,300,409	705,993	151,068	1,889,831	—	125
EQ/International Equity Index Portfolio	413,565	246,656	36,181	643,215	—	(85)
EQ/Invesco Comstock Portfolio	176,894	110,904	31,610	274,449	524	49
EQ/Low Volatility Global ETF Portfolio	103,397	47,690	30,667	132,704	—	462
EQ/MFS International Growth Portfolio	258,120	127,827	22,254	390,069	—	613
EQ/Morgan Stanley Mid Cap Growth Portfolio	263,498	172,335	52,417	404,210	—	(42)
EQ/PIMCO Global Real Return Portfolio	1,108,962	544,359	134,357	1,676,092	479	3,443
EQ/PIMCO Ultra Short Bond Portfolio	1,301,020	681,061	151,236	1,853,112	197	(173)
EQ/T. Rowe Price Growth Stock Portfolio	167,371	121,056	28,046	269,551	—	691
EQ/Wells Fargo Omega Growth Portfolio	174,706	110,397	39,573	253,860	—	(96)
Multimanager Core Bond Portfolio	1,298,336	702,769	151,064	1,899,058	26,905	— #
Multimanager Mid Cap Value Portfolio	258,625	142,173	45,074	392,806	—	(61)

	$11,902,537	$6,369,539	$1,487,138	$17,714,157	$28,491	$13,779

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$6,190,878	$—	$—	$6,190,878
Investment Companies	1,536,041	17,714,157	—	19,250,198
Other Exchange Traded Funds (ETFs)	220,745	—	—	220,745
Short-Term Investments
Investment Companies	353,593	—	—	353,593

Total Assets	$8,301,257	$17,714,157	$—	$26,015,414

Total Liabilities	$—	$—	$—	$—

Total	$8,301,257	$17,714,157	$—	$26,015,414

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$637,323
Aggregate gross unrealized depreciation	(149,299)

Net unrealized appreciation	$488,024

Federal income tax cost of investments	$25,527,390

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	17,015	$172,357
AXA Natural Resources Portfolio‡	11,947	91,333
AXA Real Estate Portfolio‡	17,982	200,878
AXA SmartBeta Equity Portfolio‡	18,506	210,170
AXA/AB Small Cap Growth Portfolio‡	23,764	431,291
AXA/Lord Abbett Micro Cap Portfolio*‡	16,551	159,338
BlackRock Global Long/Short Credit Fund, Institutional Class	17,313	172,780
Eaton Vance Floating-Rate Fund, Institutional Class	48,575	428,428
EQ/BlackRock Basic Value Equity Portfolio‡	18,851	418,827
EQ/Capital Guardian Research Portfolio‡	36,371	825,622
EQ/Convertible Securities Portfolio‡	145,164	1,515,625
EQ/Core Bond Index Portfolio‡	2,037	20,883
EQ/Emerging Markets Equity PLUS Portfolio‡	51,237	435,297
EQ/Energy ETF Portfolio‡	12,294	87,154
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	30,736	405,606
EQ/GAMCO Small Company Value Portfolio‡	7,838	434,076
EQ/Global Bond PLUS Portfolio*‡	131,329	1,259,804
EQ/High Yield Bond Portfolio‡	82,911	819,255
EQ/Intermediate Government Bond Portfolio‡	119,430	1,258,138
EQ/International Equity Index Portfolio‡	119,972	1,027,276
EQ/Invesco Comstock Portfolio‡	28,750	422,189
EQ/Low Volatility Global ETF Portfolio‡	17,818	195,860
EQ/MFS International Growth Portfolio‡	88,312	621,777
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	36,716	623,967
EQ/PIMCO Global Real Return Portfolio‡	106,975	1,114,918
EQ/PIMCO Ultra Short Bond Portfolio‡	126,373	1,251,997
EQ/T. Rowe Price Growth Stock Portfolio*‡	10,805	426,497
EQ/Wells Fargo Omega Growth Portfolio*‡	36,442	399,827
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	22,450	145,476
Franklin K2 Alternative Strategies Fund, Advisor Class	7,985	86,801
iShares® Floating Rate Bond ETF	16,710	848,032
iShares® Global Infrastructure ETF	4,460	185,358
iShares® International Treasury Bond ETF	1,620	162,664
iShares® JP Morgan USD Emerging Markets Bond ETF	10,850	1,271,728
iShares® Micro-Cap ETF	830	64,748
iShares® MSCI EAFE Small-Cap ETF	3,560	186,580
iShares® U.S. Oil & Gas Exploration & Production ETF	1,460	89,805
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	10,629	188,976
Multimanager Core Bond Portfolio‡	125,225	1,261,646
Multimanager Mid Cap Value Portfolio‡	41,634	611,472
PIMCO Foreign Bond Fund Unhedged, Institutional Class	17,940	181,191
PowerShares S&P 500 BuyWrite Portfolio	8,090	170,214
SPDR® Barclays Short Term High Yield Bond ETF	16,170	447,747
Templeton Emerging Markets Small Cap Fund, Advisor Class	15,358	196,735
Templeton Global Smaller Companies Fund, Advisor Class	25,032	218,782
Vanguard Short-Term Inflation-Protected Securities ETF*	3,500	173,775
Vanguard Total International Bond ETF	16,720	936,989

Total Investment Companies (97.4%) (Cost $22,689,775)		22,859,889

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	1,610	22,621
PowerShares DB Commodity Index Tracking Fund*	3,830	57,488
PowerShares DB G10 Currency Harvest Fund*	8,920	222,286
PowerShares DB Gold Fund*	2,830	120,530
PowerShares DB Silver Fund*	290	8,754

Total Other Exchange Traded Funds (ETFs) (1.8%) (Cost $451,157)		431,679

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	208,738	208,738

Total Short-Term Investment (0.9%) (Cost $208,738)		208,738

Total Investments (100.1%) (Cost $23,349,670)		23,500,306
Other Assets Less Liabilities (-0.1%)		(32,775)

Net Assets (100%)		$23,467,531

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$67,595	$15,221	$6,657	$91,333	$5	$(75)
AXA Real Estate Portfolio(a)	164,709	33,608	13,172	200,878	742	2,423
AXA SmartBeta Equity Portfolio	176,855	38,064	16,447	210,170	18	9
AXA/AB Small Cap Growth Portfolio	340,223	114,535	51,048	431,291	—	4,627
AXA/Lord Abbett Micro Cap Portfolio	134,926	22,825	10,449	159,338	—	(578)
EQ/BlackRock Basic Value Equity Portfolio	338,834	68,475	30,299	418,827	—	(685)
EQ/Capital Guardian Research Portfolio	685,485	186,950	109,468	825,622	—	(239)
EQ/Convertible Securities Portfolio	1,276,051	302,065	159,766	1,515,625	—	(2,572)
EQ/Core Bond Index Portfolio	20,090	—	—	20,883	—	—
EQ/Emerging Markets Equity PLUS Portfolio	312,929	113,475	54,551	435,297	—	63
EQ/Energy ETF Portfolio	67,591	15,217	6,795	87,154	—	(214)
EQ/GAMCO Mergers and Acquisitions Portfolio	353,315	66,129	26,433	405,606	—	5,153
EQ/GAMCO Small Company Value Portfolio	349,011	69,405	30,223	434,076	—	322
EQ/Global Bond PLUS Portfolio	1,105,399	273,233	201,832	1,259,804	—	303
EQ/High Yield Bond Portfolio	722,189	136,950	111,151	819,255	—	(1,922)
EQ/Intermediate Government Bond Portfolio	1,086,653	311,522	167,186	1,258,138	—	37
EQ/International Equity Index Portfolio	842,571	236,991	76,373	1,027,276	—	(692)
EQ/Invesco Comstock Portfolio	356,888	69,314	30,411	422,189	839	(796)
EQ/Low Volatility Global ETF Portfolio	174,664	38,042	35,947	195,860	—	506
EQ/MFS International Growth Portfolio	520,419	99,990	43,345	621,777	—	513
EQ/Morgan Stanley Mid Cap Growth Portfolio	513,481	191,776	112,615	623,967	—	(1,088)
EQ/PIMCO Global Real Return Portfolio	942,463	185,272	129,041	1,114,918	330	2,274
EQ/PIMCO Ultra Short Bond Portfolio	1,086,604	291,772	142,626	1,251,997	139	(492)
EQ/T. Rowe Price Growth Stock Portfolio	349,376	104,590	38,088	426,497	—	1,042
EQ/Wells Fargo Omega Growth Portfolio	365,228	88,504	64,755	399,827	—	(1,111)
Multimanager Core Bond Portfolio	1,084,114	300,565	160,454	1,261,646	19,724	(30)
Multimanager Mid Cap Value Portfolio	510,921	133,908	94,893	611,472	—	(117)

	$13,948,584	$3,508,398	$1,924,025	$16,530,723	$21,797	$6,661

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$4,537,640	$—	$—	$4,537,640
Investment Companies	1,791,526	16,530,723	—	18,322,249
Other Exchange Traded Funds (ETFs)	431,679	—	—	431,679
Short-Term Investments
Investment Companies	208,738	—	—	208,738

Total Assets	$6,969,583	$16,530,723	$—	$23,500,306

Total Liabilities	$—	$—	$—	$—

Total	$6,969,583	$16,530,723	$—	$23,500,306

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$584,017
Aggregate gross unrealized depreciation	(420,088)

Net unrealized appreciation	$163,929

Federal income tax cost of investments	$23,336,377

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	22,999	$232,979
AXA Natural Resources Portfolio‡	17,971	137,389
AXA Real Estate Portfolio‡	22,472	251,034
AXA SmartBeta Equity Portfolio‡	21,713	246,595
AXA/AB Small Cap Growth Portfolio‡	27,098	491,799
AXA/Lord Abbett Micro Cap Portfolio*‡	22,453	216,153
BlackRock Global Long/Short Credit Fund, Institutional Class	25,194	251,439
Eaton Vance Floating-Rate Fund, Institutional Class	15,746	138,884
EQ/BlackRock Basic Value Equity Portfolio‡	21,682	481,721
EQ/Capital Guardian Research Portfolio‡	41,852	950,029
EQ/Convertible Securities Portfolio‡	107,890	1,126,459
EQ/Core Bond Index Portfolio‡	1,426	14,618
EQ/Emerging Markets Equity PLUS Portfolio‡	57,437	487,967
EQ/Energy ETF Portfolio‡	20,597	146,009
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	32,868	433,742
EQ/GAMCO Small Company Value Portfolio‡	9,106	504,311
EQ/Global Bond PLUS Portfolio*‡	87,409	838,495
EQ/High Yield Bond Portfolio‡	54,426	537,793
EQ/Intermediate Government Bond Portfolio‡	80,649	849,602
EQ/International Equity Index Portfolio‡	139,602	1,195,357
EQ/Invesco Comstock Portfolio‡	33,089	485,904
EQ/Low Volatility Global ETF Portfolio‡	21,213	233,175
EQ/MFS International Growth Portfolio‡	101,793	716,688
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	42,836	727,979
EQ/PIMCO Global Real Return Portfolio‡	68,433	713,224
EQ/PIMCO Ultra Short Bond Portfolio‡	82,812	820,427
EQ/T. Rowe Price Growth Stock Portfolio*‡	12,077	476,681
EQ/Wells Fargo Omega Growth Portfolio*‡	42,380	464,985
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	40,808	264,435
Franklin K2 Alternative Strategies Fund, Advisor Class	8,011	87,077
iShares® Floating Rate Bond ETF	13,110	665,333
iShares® Global Infrastructure ETF	6,280	260,997
iShares® International Treasury Bond ETF	865	86,855
iShares® JP Morgan USD Emerging Markets Bond ETF	7,080	829,847
iShares® Micro-Cap ETF	1,040	81,130
iShares® MSCI EAFE Small-Cap ETF	4,820	252,616
iShares® U.S. Oil & Gas Exploration & Production ETF	3,070	188,836
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	12,459	221,524
Multimanager Core Bond Portfolio‡	82,816	834,369
Multimanager Mid Cap Value Portfolio‡	48,784	716,487
PIMCO Foreign Bond Fund Unhedged, Institutional Class	10,600	107,061
PowerShares S&P 500 BuyWrite Portfolio	11,580	243,643
SPDR® Barclays Short Term High Yield Bond ETF	10,450	289,361
Templeton Emerging Markets Small Cap Fund, Advisor Class	19,699	252,340
Templeton Global Smaller Companies Fund, Advisor Class	24,467	213,841
Vanguard Short-Term Inflation-Protected Securities ETF*	2,450	121,643
Vanguard Total International Bond ETF	11,350	636,054

Total Investment Companies (96.8%) (Cost $20,217,832)		20,524,887

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	3,860	54,233
PowerShares DB Commodity Index Tracking Fund*	7,350	110,323
PowerShares DB G10 Currency Harvest Fund*	10,265	255,804
PowerShares DB Gold Fund*	3,530	150,343
PowerShares DB Silver Fund*	1,350	40,749

Total Other Exchange Traded Funds (ETFs) (2.9%) (Cost $623,215)		611,452

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	115,230	115,230

Total Short-Term Investment (0.5%) (Cost $115,230)		115,230

Total Investments (100.2%) (Cost $20,956,277)		21,251,569
Other Assets Less Liabilities (-0.2%)		(38,354)

Net Assets (100%)		$21,213,215

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$86,456	$50,230	$27,613	$137,389	$7	$77
AXA Real Estate Portfolio(a)	217,930	64,476	53,444	251,034	942	5,024
AXA SmartBeta Equity Portfolio	196,931	60,471	25,364	246,595	22	20
AXA/AB Small Cap Growth Portfolio	378,635	147,832	65,737	491,799	—	6,808
AXA/Lord Abbett Micro Cap Portfolio	169,277	50,371	21,214	216,153	—	(65)
EQ/BlackRock Basic Value Equity Portfolio	373,373	135,889	80,868	481,721	—	(110)
EQ/Capital Guardian Research Portfolio	755,385	271,704	152,410	950,029	—	(124)
EQ/Convertible Securities Portfolio	877,116	286,926	110,167	1,126,459	—	(191)
EQ/Core Bond Index Portfolio	14,063	—	—	14,618	—	—
EQ/Emerging Markets Equity PLUS Portfolio	369,016	125,815	76,088	487,967	—	440
EQ/Energy ETF Portfolio	85,579	50,222	12,759	146,009	—	(70)
EQ/GAMCO Mergers and Acquisitions Portfolio	416,787	106,455	103,074	433,742	—	4,937
EQ/GAMCO Small Company Value Portfolio	384,269	111,912	46,644	504,311	—	981
EQ/Global Bond PLUS Portfolio	677,057	267,482	159,511	838,495	—	86
EQ/High Yield Bond Portfolio	430,199	130,964	70,010	537,793	—	(22)
EQ/Intermediate Government Bond Portfolio	673,321	298,543	139,588	849,602	—	70
EQ/International Equity Index Portfolio	916,667	368,603	121,950	1,195,357	—	(190)
EQ/Invesco Comstock Portfolio	382,548	121,871	50,902	485,904	982	(144)
EQ/Low Volatility Global ETF Portfolio	194,357	60,445	44,985	233,175	—	394
EQ/MFS International Growth Portfolio	562,784	172,527	72,066	716,688	—	1,108
EQ/Morgan Stanley Mid Cap Growth Portfolio	554,610	246,568	110,987	727,979	—	228
EQ/PIMCO Global Real Return Portfolio	577,796	172,997	111,906	713,224	215	1,523
EQ/PIMCO Ultra Short Bond Portfolio	674,991	259,575	124,766	820,427	92	(169)
EQ/T. Rowe Price Growth Stock Portfolio	382,564	142,157	60,707	476,681	—	1,318
EQ/Wells Fargo Omega Growth Portfolio	396,453	135,924	80,894	464,985	—	(101)
Multimanager Core Bond Portfolio	664,827	274,267	128,824	834,369	12,711	3
Multimanager Mid Cap Value Portfolio	551,397	201,260	110,056	716,487	—	(149)

	$11,964,388	$4,315,486	$2,162,534	$15,098,992	$14,971	$21,682

†	When applicable, realized gain includes net distributions of realized gain received from underlying fund.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,656,315	$—	$—	$3,656,315
Investment Companies	1,769,580	15,098,992	—	16,868,572
Other Exchange Traded Funds (ETFs)	611,452	—	—	611,452
Short-Term Investments
Investment Companies	115,230	—	—	115,230

Total Assets	$6,152,577	$15,098,992	$—	$21,251,569

Total Liabilities	$—	$—	$—	$—

Total	$6,152,577	$15,098,992	$—	$21,251,569

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$638,592
Aggregate gross unrealized depreciation	(334,222)

Net unrealized appreciation	$304,370

Federal income tax cost of investments	$20,947,199

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	15,095	$152,916
AXA Natural Resources Portfolio‡	22,957	175,506
AXA Real Estate Portfolio‡	26,626	297,437
AXA SmartBeta Equity Portfolio‡	15,449	175,460
AXA/AB Small Cap Growth Portfolio‡	19,638	356,407
AXA/Lord Abbett Micro Cap Portfolio*‡	17,564	169,095
BlackRock Global Long/Short Credit Fund, Institutional Class	11,653	116,293
Eaton Vance Floating-Rate Fund, Institutional Class	7,369	64,991
EQ/BlackRock Basic Value Equity Portfolio‡	15,852	352,187
EQ/Capital Guardian Research Portfolio‡	30,239	686,430
EQ/Convertible Securities Portfolio‡	50,080	522,873
EQ/Core Bond Index Portfolio‡	1,527	15,662
EQ/Emerging Markets Equity PLUS Portfolio‡	41,531	352,835
EQ/Energy ETF Portfolio‡	24,423	173,135
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	15,438	203,729
EQ/GAMCO Small Company Value Portfolio‡	6,504	360,237
EQ/Global Bond PLUS Portfolio*‡	32,893	315,537
EQ/High Yield Bond Portfolio‡	21,973	217,121
EQ/Intermediate Government Bond Portfolio‡	28,239	297,482
EQ/International Equity Index Portfolio‡	101,975	873,169
EQ/Invesco Comstock Portfolio‡	23,535	345,616
EQ/Low Volatility Global ETF Portfolio‡	16,486	181,217
EQ/MFS International Growth Portfolio‡	75,345	530,476
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	31,775	539,995
EQ/PIMCO Global Real Return Portfolio‡	25,666	267,498
EQ/PIMCO Ultra Short Bond Portfolio‡	30,504	302,210
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,804	347,524
EQ/Wells Fargo Omega Growth Portfolio*‡	31,040	340,559
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	14,397	93,290
Franklin K2 Alternative Strategies Fund, Advisor Class	7,332	79,699
iShares® Floating Rate Bond ETF	5,030	255,272
iShares® Global Infrastructure ETF	6,290	261,412
iShares® International Treasury Bond ETF	530	53,217
iShares® JP Morgan USD Emerging Markets Bond ETF	2,580	302,402
iShares® Micro-Cap ETF	380	29,644
iShares® MSCI EAFE Small-Cap ETF	1,820	95,386
iShares® U.S. Oil & Gas Exploration & Production ETF	2,750	169,152
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	8,733	155,274
Multimanager Core Bond Portfolio‡	30,262	304,888
Multimanager Mid Cap Value Portfolio‡	36,071	529,764
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,188	32,195
PowerShares S&P 500 BuyWrite Portfolio	7,400	155,696
SPDR® Barclays Short Term High Yield Bond ETF	3,280	90,823
Templeton Emerging Markets Small Cap Fund, Advisor Class	14,735	188,756
Templeton Global Smaller Companies Fund, Advisor Class	25,283	220,977
Vanguard Short-Term Inflation-Protected Securities ETF*	870	43,196
Vanguard Total International Bond ETF	3,920	219,677

Total Investment Companies (95.4%) (Cost $11,995,998)		12,014,317

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	4,080	57,324
PowerShares DB Commodity Index Tracking Fund*	8,190	122,932
PowerShares DB G10 Currency Harvest Fund*	7,940	197,865
PowerShares DB Gold Fund*	4,025	171,424
PowerShares DB Silver Fund*	1,110	33,505

Total Other Exchange Traded Funds (ETFs) (4.6%) (Cost $663,955)		583,050

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	42,274	42,274

Total Short-Term Investment (0.3%) (Cost $42,274)		42,274

Total Investments (100.3%) (Cost $12,702,227)		12,639,641
Other Assets Less Liabilities (-0.3%)		(36,355)

Net Assets (100%)		$12,603,286

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$141,757	$34,612	$37,043	$175,506	$9	$1,043
AXA Real Estate Portfolio(a)	298,396	38,314	65,312	297,437	1,101	7,873
AXA SmartBeta Equity Portfolio	182,690	19,621	37,404	175,460	15	685
AXA/AB Small Cap Growth Portfolio	322,566	59,223	46,589	356,407	—	4,601
AXA/Lord Abbett Micro Cap Portfolio	159,907	14,002	16,626	169,095	—	(136)
EQ/BlackRock Basic Value Equity Portfolio	320,405	59,205	67,629	352,187	—	1,043
EQ/Capital Guardian Research Portfolio	646,938	100,610	110,547	686,430	—	6,499
EQ/Convertible Securities Portfolio	500,921	56,007	66,145	522,873	—	(185)
EQ/Core Bond Index Portfolio	15,067	—	—	15,662	—	—
EQ/Emerging Markets Equity PLUS Portfolio	316,957	54,205	70,669	352,835	—	503
EQ/Energy ETF Portfolio	152,232	19,602	23,038	173,135	—	49
EQ/GAMCO Mergers and Acquisitions Portfolio	218,354	25,051	46,641	203,729	—	2,390
EQ/GAMCO Small Company Value Portfolio	348,145	39,978	71,411	360,237	—	535
EQ/Global Bond PLUS Portfolio	299,673	58,604	65,553	315,537	—	(977)
EQ/High Yield Bond Portfolio	200,709	22,403	26,384	217,121	—	— #
EQ/Intermediate Government Bond Portfolio	304,662	75,125	89,263	297,482	—	334
EQ/International Equity Index Portfolio	794,098	176,162	117,126	873,169	—	(22)
EQ/Invesco Comstock Portfolio	329,461	39,893	46,345	345,616	688	(173)
EQ/Low Volatility Global ETF Portfolio	180,677	19,602	37,612	181,217	—	474
EQ/MFS International Growth Portfolio	499,193	56,932	66,038	530,476	—	847
EQ/Morgan Stanley Mid Cap Growth Portfolio	481,779	116,233	79,462	539,995	—	(277)
EQ/PIMCO Global Real Return Portfolio	266,752	28,646	58,127	267,498	79	416
EQ/PIMCO Ultra Short Bond Portfolio	309,467	88,638	100,629	302,210	34	(1,053)
EQ/T. Rowe Price Growth Stock Portfolio	349,535	40,115	45,987	347,524	—	1,096
EQ/Wells Fargo Omega Growth Portfolio	331,860	59,230	59,122	340,559	—	(425)
Multimanager Core Bond Portfolio	286,717	76,348	67,997	304,888	4,943	(123)
Multimanager Mid Cap Value Portfolio	488,016	66,007	77,782	529,764	—	1,178

	$8,746,934	$1,444,368	$1,596,481	$9,234,049	$6,869	$26,195

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,675,877	$—	$—	$1,675,877
Investment Companies	1,104,391	9,234,049	—	10,338,440
Other Exchange Traded Funds (ETFs)	583,050	—	—	583,050
Short-Term Investments
Investment Companies	42,274	—	—	42,274

Total Assets	$3,405,592	$9,234,049	$—	$12,639,641

Total Liabilities	$—	$—	$—	$—

Total	$3,405,592	$9,234,049	$—	$12,639,641

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$486,834
Aggregate gross unrealized depreciation	(554,297)

Net unrealized depreciation	$(67,463)

Federal income tax cost of investments	$12,707,104

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERS M AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	6,570	$66,553
AXA Natural Resources Portfolio‡	14,818	113,282
AXA Real Estate Portfolio‡	16,956	189,416
AXA SmartBeta Equity Portfolio‡	7,789	88,461
AXA/AB Small Cap Growth Portfolio‡	9,621	174,612
AXA/Lord Abbett Micro Cap Portfolio*‡	7,976	76,788
BlackRock Global Long/Short Credit Fund, Institutional Class	2,881	28,751
Eaton Vance Floating-Rate Fund, Institutional Class	1,598	14,097
EQ/BlackRock Basic Value Equity Portfolio‡	8,144	180,946
EQ/Capital Guardian Research Portfolio‡	15,602	354,161
EQ/Convertible Securities Portfolio‡	15,093	157,587
EQ/Emerging Markets Equity PLUS Portfolio‡	21,123	179,452
EQ/Energy ETF Portfolio‡	16,427	116,452
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	3,542	46,746
EQ/GAMCO Small Company Value Portfolio‡	3,259	180,510
EQ/Global Bond PLUS Portfolio*‡	5,441	52,192
EQ/High Yield Bond Portfolio‡	3,885	38,389
EQ/Intermediate Government Bond Portfolio‡	5,100	53,731
EQ/International Equity Index Portfolio‡	51,849	443,960
EQ/Invesco Comstock Portfolio‡	11,998	176,183
EQ/Low Volatility Global ETF Portfolio‡	8,184	89,957
EQ/MFS International Growth Portfolio‡	37,568	264,501
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	15,887	270,001
EQ/PIMCO Global Real Return Portfolio‡	4,033	42,035
EQ/PIMCO Ultra Short Bond Portfolio‡	4,953	49,066
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,369	172,445
EQ/Wells Fargo Omega Growth Portfolio*‡	15,745	172,748
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	2,805	18,179
Franklin K2 Alternative Strategies Fund, Advisor Class	2,403	26,122
iShares® Floating Rate Bond ETF	920	46,690
iShares® Global Infrastructure ETF	3,600	149,616
iShares® International Treasury Bond ETF	80	8,033
iShares® JP Morgan USD Emerging Markets Bond ETF	490	57,433
iShares® Micro-Cap ETF	380	29,644
iShares® MSCI EAFE Small-Cap ETF	830	43,500
iShares® U.S. Oil & Gas Exploration & Production ETF	2,120	130,401
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	4,810	85,518
Multimanager Core Bond Portfolio‡	5,282	53,211
Multimanager Mid Cap Value Portfolio‡	18,196	267,243
PIMCO Foreign Bond Fund Unhedged, Institutional Class	850	8,585
PowerShares S&P 500 BuyWrite Portfolio	4,190	88,158
SPDR® Barclays Short Term High Yield Bond ETF	780	21,598
Templeton Emerging Markets Small Cap Fund, Advisor Class	6,898	88,364
Templeton Global Smaller Companies Fund, Advisor Class	15,482	135,313
Vanguard Short-Term Inflation- Protected Securities ETF*	270	13,406
Vanguard Total International Bond ETF	710	39,788

Total Investment Companies (93.4%) (Cost $5,298,947)		5,103,824

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	2,430	34,141
PowerShares DB Commodity Index Tracking Fund*	5,460	81,954
PowerShares DB G10 Currency Harvest Fund*	4,275	106,533
PowerShares DB Gold Fund*	2,720	115,845
PowerShares DB Silver Fund*	740	22,337

Total Other Exchange Traded Funds (ETFs) (6.6%) (Cost $425,397)		360,810

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	42,331	42,331

Total Short-Term Investment (0.8%) (Cost $42,331)		42,331

Total Investments (100.8%) (Cost $5,766,675)		5,506,965
Other Assets Less Liabilities (-0.8%)		(45,295)

Net Assets (100%)		$5,461,670

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$145,089	$50,882	$121,099	$113,282	$6	$(3,722)
AXA Real Estate Portfolio(a)	267,735	94,602	191,081	189,416	707	8,937
AXA SmartBeta Equity Portfolio	123,771	40,710	81,794	88,461	8	2,229
AXA/AB Small Cap Growth Portfolio	235,167	83,880	165,902	174,612	—	(8,979)
AXA/Lord Abbett Micro Cap Portfolio	104,979	30,526	64,511	76,788	—	(2,145)
EQ/BlackRock Basic Value Equity Portfolio	234,683	81,401	154,436	180,946	—	5,707
EQ/Capital Guardian Research Portfolio	468,726	172,715	300,450	354,161	—	20,860
EQ/Convertible Securities Portfolio	214,551	71,226	139,345	157,587	—	(1,556)
EQ/Emerging Markets Equity PLUS Portfolio	210,458	106,401	173,746	179,452	—	(2,503)
EQ/Energy ETF Portfolio	136,991	70,876	116,040	116,452	—	3,438
EQ/GAMCO Mergers and Acquisitions Portfolio	62,916	26,051	44,661	46,746	—	541
EQ/GAMCO Small Company Value Portfolio	246,027	81,792	178,579	180,510	—	(3,345)
EQ/Global Bond PLUS Portfolio	65,313	25,438	44,045	52,192	—	(157)
EQ/High Yield Bond Portfolio	51,406	15,263	33,689	38,389	—	(655)
EQ/Intermediate Government Bond Portfolio	69,334	37,442	54,385	53,731	—	507
EQ/International Equity Index Portfolio	579,899	199,238	362,858	443,960	—	(20,631)
EQ/Invesco Comstock Portfolio	245,033	81,755	162,841	176,183	354	202
EQ/Low Volatility Global ETF Portfolio	120,795	40,701	82,965	89,957	—	1,956
EQ/MFS International Growth Portfolio	353,378	117,479	236,268	264,501	—	(5,115)
EQ/Morgan Stanley Mid Cap Growth Portfolio	349,283	147,128	245,417	270,001	—	(14,916)
EQ/PIMCO Global Real Return Portfolio	63,731	20,452	47,991	42,035	13	209
EQ/PIMCO Ultra Short Bond Portfolio	72,621	37,443	62,035	49,066	6	(247)
EQ/T. Rowe Price Growth Stock Portfolio	245,166	81,857	146,596	172,445	—	6,404
EQ/Wells Fargo Omega Growth Portfolio	241,044	86,414	164,015	172,748	—	(7,658)
Multimanager Core Bond Portfolio	70,062	31,543	50,737	53,211	1,105	52
Multimanager Mid Cap Value Portfolio	357,979	117,014	237,907	267,243	—	4,581

	$5,336,137	$1,950,229	$3,663,393	$4,004,075	$2,199	$(16,006)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$628,267	$—	$—	$628,267
Investment Companies	471,482	4,004,075	—	4,475,557
Other Exchange Traded Funds (ETFs)	360,810	—	—	360,810
Short-Term Investments
Investment Companies	42,331	—	—	42,331

Total Assets	$1,502,890	$4,004,075	$—	$5,506,965

Total Liabilities	$—	$—	$—	$—

Total	$1,502,890	$4,004,075	$—	$5,506,965

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,244
Aggregate gross unrealized depreciation	(457,913)

Net unrealized depreciation	$(264,669)

Federal income tax cost of investments	$5,771,634

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Real Estate Portfolio‡	44,455	$496,601
AXA SmartBeta Equity Portfolio‡	16,838	191,234
EQ/Emerging Markets Equity PLUS Portfolio‡	32,737	278,127
EQ/Global Bond PLUS Portfolio*‡	82,351	789,967
EQ/International Equity Index Portfolio‡	76,929	658,716
EQ/Low Volatility Global ETF Portfolio‡	18,028	198,163
EQ/MFS International Growth Portfolio‡	53,116	373,974
EQ/PIMCO Global Real Return Portfolio‡	53,134	553,767
iShares International High Yield Bond ETF	20,960	1,006,916
iShares® Emerging Markets Infrastructure ETF	1,110	33,977
iShares® Global Infrastructure ETF	3,290	136,732
iShares® International Select Dividend ETF	20,340	609,793
iShares® International Treasury Bond ETF	410	41,168
iShares® JP Morgan USD Emerging Markets Bond ETF	10,050	1,177,961
iShares® MSCI EAFE Small-Cap ETF	4,560	238,990
iShares® MSCI Frontier 100 ETF	240	6,163
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	10,723	190,651
PIMCO Foreign Bond Fund Unhedged, Institutional Class	15,861	160,191
PowerShares Global Short Term High Yield Bond Portfolio	7,200	175,310
SPDR® Citi International Government Inflation-Protected Bond ETF	10,260	584,204
SPDR® S&P Emerging Markets SmallCap ETF	1,400	60,424
Templeton Emerging Markets Small Cap Fund, Advisor Class	10,904	139,677
Templeton Global Smaller Companies Fund, Advisor Class	15,731	137,490
Vanguard Short-Term Inflation- Protected Securities ETF*	1,440	71,496
Vanguard Total International Bond ETF	3,000	168,120

Total Investment Companies (98.5%) (Cost $8,873,321)		8,479,812

OTHER EXCHANGE TRADED FUNDS (ETFS):
PowerShares DB G10 Currency Harvest Fund*	6,120	152,511

Total Other Exchange Traded Funds (ETFs) (1.8%) (Cost $158,011)		152,511

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	10,042	10,042

Total Short-Term Investment (0.1%) (Cost $10,042)		10,042

Total Investments (100.4%) (Cost $9,041,374)		8,642,365
Other Assets Less Liabilities (-0.4%)		(31,301)

Net Assets (100%)		$8,611,064

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Real Estate Portfolio(a)	$846,589	$39,040	$437,731	$496,601	$1,860	$34,335
AXA SmartBeta Equity Portfolio	335,341	11,600	158,845	191,234	17	15,463
EQ/Emerging Markets Equity PLUS Portfolio	415,055	15,237	221,686	278,127	—	(22,839)
EQ/Global Bond PLUS Portfolio	1,289,654	49,785	647,361	789,967	—	(6,110)
EQ/International Equity Index Portfolio	1,028,384	113,397	543,919	658,716	—	(58,363)
EQ/Low Volatility Global ETF Portfolio	334,567	11,580	169,417	198,163	—	11,487
EQ/MFS International Growth Portfolio	593,127	22,600	300,176	373,974	—	(24,757)
EQ/PIMCO Global Real Return Portfolio	792,355	65,818	379,166	553,767	166	7,206

	$5,635,072	$329,057	$2,858,301	$3,540,549	$2,043	$(43,578)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$4,311,254	$—	$—	$4,311,254
Investment Companies	628,009	3,540,549	—	4,168,558
Other Exchange Traded Funds (ETFs)	152,511	—	—	152,511
Short-Term Investments
Investment Companies	10,042	—	—	10,042

Total Assets	$5,101,816	$3,540,549	$—	$8,642,365

Total Liabilities	$—	$—	$—	$—

Total	$5,101,816	$3,540,549	$—	$8,642,365

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,899
Aggregate gross unrealized depreciation	(629,696)

Net unrealized depreciation	$(404,797)

Federal income tax cost of investments	$9,047,162

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	9,990	$76,373
AXA Real Estate Portfolio‡	24,874	277,868
BlackRock Global Long/Short Credit Fund, Institutional Class	11,845	118,215
Eaton Vance Floating-Rate Fund, Institutional Class	18,928	166,944
EQ/Boston Advisors Equity Income Portfolio‡	96,541	577,107
EQ/Core Bond Index Portfolio‡	23,719	243,216
EQ/Energy ETF Portfolio‡	9,706	68,802
EQ/Global Bond PLUS Portfolio*‡	12,067	115,757
EQ/High Yield Bond Portfolio‡	21,980	217,190
EQ/PIMCO Global Real Return Portfolio‡	9,928	103,471
EQ/Quality Bond PLUS Portfolio‡	8,537	75,030
iShares International High Yield Bond ETF	950	45,638
iShares® Aaa - A Rated Corporate Bond ETF	2,380	127,855
iShares® Emerging Markets Infrastructure ETF	3,270	100,095
iShares® Floating Rate Bond ETF	1,420	72,065
iShares® Global Infrastructure ETF	9,080	377,365
iShares® iBoxx $ Investment Grade Corporate Bond ETF	1,600	197,088
iShares® International Select Dividend ETF	8,650	259,327
iShares® JP Morgan USD Emerging Markets Bond ETF	1,020	119,554
iShares® U.S. Preferred Stock ETF	9,040	357,080
Multimanager Core Bond Portfolio‡	41,654	419,664
PIMCO Foreign Bond Fund Unhedged, Institutional Class	10,572	106,781
PowerShares Global Short Term High Yield Bond Portfolio	420	10,226
PowerShares S&P 500 BuyWrite Portfolio	13,470	283,409
SPDR® Barclays Short Term High Yield Bond ETF	2,370	65,625
SPDR® Nuveen S&P High Yield Municipal Bond ETF	2,350	139,426
Vanguard Short-Term Inflation-Protected Securities ETF*	440	21,846
Vanguard Total International Bond ETF	170	9,527

Total Investment Companies (99.8%) (Cost $4,930,760)		4,752,544

SHORT-TERM INVESTMENT:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, IM Shares	78,040	78,040

Total Short-Term Investment (1.6%) (Cost $78,040)		78,040

Total Investments (101.4%) (Cost $5,008,800)		4,830,584
Other Assets Less Liabilities (-1.4%)		(65,725)

Net Assets (100%)		$4,764,859

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$83,231	$13,224	$35,484	$76,373	$4	$(277)
AXA Real Estate Portfolio(a)	306,197	57,116	108,048	277,868	990	7,726
EQ/Boston Advisors Equity Income Portfolio	630,977	138,593	217,197	577,107	—	(6,894)
EQ/Core Bond Index Portfolio	262,847	64,668	93,163	243,216	—	679
EQ/Energy ETF Portfolio	58,701	23,220	22,710	68,802	—	797
EQ/Global Bond PLUS Portfolio	125,600	21,632	41,004	115,757	—	(447)
EQ/High Yield Bond Portfolio	246,691	39,659	93,462	217,190	—	(2,441)
EQ/PIMCO Global Real Return Portfolio	107,865	19,468	35,303	103,471	29	135
EQ/Quality Bond PLUS Portfolio	93,422	15,633	36,661	75,030	10	475
Multimanager Core Bond Portfolio	460,269	109,990	165,241	419,664	7,171	(199)

	$2,375,800	$503,203	$848,273	$2,174,478	$8,204	$(446)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,186,126	$—	$—	$2,186,126
Investment Companies	391,940	2,174,478	—	2,566,418
Short-Term Investments
Investment Companies	78,040	—	—	78,040

Total Assets	$2,656,106	$2,174,478	$—	$4,830,584

Total Liabilities	$—	$—	$—	$—

Total	$2,656,106	$2,174,478	$—	$4,830,584

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,532
Aggregate gross unrealized depreciation	(279,486)

Net unrealized depreciation	$(177,954)

Federal income tax cost of investments	$5,008,538

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	16,757	$128,104
AXA Real Estate Portfolio‡	21,753	243,004
BlackRock Global Long/Short Credit Fund, Institutional Class	11,019	109,971
Eaton Vance Floating-Rate Fund, Institutional Class	4,771	42,082
EQ/Boston Advisors Equity Income Portfolio‡	62,000	370,626
EQ/Convertible Securities Portfolio‡	34,806	363,405
EQ/Energy ETF Portfolio‡	18,766	133,029
EQ/Global Bond PLUS Portfolio*‡	10,825	103,839
EQ/High Yield Bond Portfolio‡	4,593	45,382
EQ/Low Volatility Global ETF Portfolio‡	34,094	374,766
EQ/PIMCO Global Real Return Portfolio‡	36,159	376,858
EQ/PIMCO Ultra Short Bond Portfolio‡	14,358	142,246
iShares International High Yield Bond ETF	710	34,108
iShares® Emerging Markets Infrastructure ETF	1,520	46,527
iShares® Floating Rate Bond ETF	12,960	657,720
iShares® Global Infrastructure ETF	5,070	210,709
iShares® International Select Dividend ETF	10,930	327,681
iShares® JP Morgan USD Emerging Markets Bond ETF	980	114,866
PIMCO Unconstrained Bond Fund, Institutional Class	16,300	171,962
PowerShares Global Short Term High Yield Bond Portfolio	210	5,113
PowerShares S&P 500 BuyWrite Portfolio	4,290	90,262
SPDR® Barclays Short Term High Yield Bond ETF	3,070	85,008
Vanguard Short-Term Inflation- Protected Securities ETF*	1,270	63,055
Vanguard Total International Bond ETF	1,850	103,674

Total Investment Companies (100.3%) (Cost $4,558,105)		4,343,997

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	33,711	33,711

Total Short-Term Investment (0.8%) (Cost $33,711)		33,711

Total Investments (101.1%) (Cost $4,591,816)		4,377,708
Other Assets Less Liabilities (-1.1%)		(46,687)

Net Assets (100%)		$4,331,021

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$155,965	$31,827	$97,758	$128,104	$7	$(9,675)
AXA Real Estate Portfolio(a)	342,693	29,432	148,621	243,004	886	7,350
EQ/Boston Advisors Equity Income Portfolio	524,349	49,293	238,370	370,626	—	(30,662)
EQ/Convertible Securities Portfolio	494,347	53,112	207,887	363,405	—	(7,816)
EQ/Energy ETF Portfolio	148,571	39,820	84,618	133,029	—	(8,536)
EQ/Global Bond PLUS Portfolio	144,156	11,471	62,838	103,839	—	(1,833)
EQ/High Yield Bond Portfolio	61,482	4,723	27,245	45,382	—	(1,875)
EQ/Low Volatility Global ETF Portfolio	533,108	39,246	232,621	374,766	—	4,989
EQ/PIMCO Global Real Return Portfolio	506,436	55,354	231,862	376,858	110	(1,431)
EQ/PIMCO Ultra Short Bond Portfolio	210,772	23,035	94,771	142,246	16	(1,234)

	$3,121,879	$337,313	$1,426,591	$2,281,259	$1,019	$(50,723)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,738,723	$—	$—	$1,738,723
Investment Companies	324,014	2,281,260	—	2,605,274
Short-Term Investments
Investment Companies	33,711	—	—	33,711

Total Assets	$2,096,448	$2,281,260	$—	$4,377,708

Total Liabilities	$—	$—	$—	$—

Total	$2,096,448	$2,281,260	$—	$4,377,708

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,760
Aggregate gross unrealized depreciation	(324,439)

Net unrealized depreciation	$(217,679)

Federal income tax cost of investments	$4,595,387

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Doubleline Opportunistic Core Plus Bond Portfolio‡	945,398	$9,735,095
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	934,674	9,159,808
EQ/Core Bond Index Portfolio‡	10,464,067	107,297,063
EQ/High Yield Bond Portfolio‡	2,294,342	22,670,620
EQ/PIMCO Global Real Return Portfolio‡	1,079,902	11,254,946
EQ/Quality Bond PLUS Portfolio‡	5,560,344	48,869,509
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	358,767	5,270,290

Total Investment Companies (99.9%) (Cost $210,244,609)		214,257,331

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	146,710	146,710

Total Short-Term Investment (0.1%) (Cost $146,710)		146,710

Total Investments (100.0%) (Cost $210,391,319)		214,404,041
Other Assets Less Liabilities (0.0%)		(46,543)

Net Assets (100%)		$214,357,498

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA/Doubleline Opportunistic Core Plus Bond Portfolio	$9,085,321	$—	$—	$9,735,095	$—	$—
EQ/Core Bond Index Portfolio	114,016,447	2,087,677	12,989,297	107,297,063	—	113,999
EQ/High Yield Bond Portfolio	21,362,395	160,590	944,382	22,670,620	—	(1,821)
EQ/PIMCO Global Real Return Portfolio	9,928,543	1,037,628	938,271	11,254,946	3,339	27,988
EQ/Quality Bond PLUS Portfolio	50,108,667	649,033	3,726,395	48,869,509	6,671	43,850

	$204,501,373	$3,934,928	$18,598,345	$199,827,233	$10,010	$184,016

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$14,430,098	$199,827,233	$—	$214,257,331
Short-Term Investments
Investment Companies	146,710	—	—	146,710

Total Assets	$14,576,808	$199,827,233	$—	$214,404,041

Total Liabilities	$—	$—	$—	$—

Total	$14,576,808	$199,827,233	$—	$214,404,041

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,854,031
Aggregate gross unrealized depreciation	(1,858,614)

Net unrealized appreciation	$3,995,417

Federal income tax cost of investments	$210,408,624

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	36,613	$279,908
AXA Real Estate Portfolio‡	48,019	536,421
Eaton Vance Diversified Currency Income Fund, Institutional Class	9,175	80,831
EQ/Energy ETF Portfolio‡	42,348	300,207
EQ/PIMCO Global Real Return Portfolio‡	116,772	1,217,021
iShares® Emerging Markets Infrastructure ETF	3,530	108,053
iShares® Global Infrastructure ETF	10,570	439,289
iShares® MSCI Global Agriculture Producers ETF	3,540	84,571
iShares® MSCI Global Gold Miners ETF	7,350	81,732
iShares® U.S. Oil & Gas Exploration & Production ETF	3,410	209,749
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	12,984	91,020
Vanguard Short-Term Inflation-Protected Securities ETF*	4,400	218,460

Total Investment Companies (77.2%) (Cost $3,724,151)		3,647,262

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Agriculture Fund*	950	18,981
PowerShares DB Base Metals Fund*	7,630	107,202
PowerShares DB Commodity Index Tracking Fund*	10,570	158,656
PowerShares DB G10 Currency Harvest Fund*	18,670	465,256
PowerShares DB Gold Fund*	6,370	271,298
PowerShares DB Silver Fund*	1,580	47,692

Total Other Exchange Traded Funds (ETFs) (22.6%) (Cost $1,202,946)		1,069,085

SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	63,954	63,954

Total Short-Term Investment (1.4%) (Cost $63,954)		63,954

Total Investments (101.2%) (Cost $4,991,051)		4,780,301
Other Assets Less Liabilities (-1.2%)		(58,326)

Net Assets (100%)		$4,721,975

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$228,956	$68,889	$77,039	$279,908	$15	$(1,664)
AXA Real Estate Portfolio(a)	506,248	85,170	100,204	536,421	1,936	9,290
EQ/Energy ETF Portfolio	248,065	71,475	64,158	300,207	—	(2,683)
EQ/PIMCO Global Real Return Portfolio	1,064,717	237,448	212,113	1,217,021	352	2,010

	$2,047,986	$462,982	$453,514	$2,333,557	$2,303	$6,953

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,141,854	$—	$—	$1,141,854
Investment Companies	171,851	2,333,557	—	2,505,408
Other Exchange Traded Funds (ETFs)	1,069,085	—	—	1,069,085
Short-Term Investments
Investment Companies	63,954	—	—	63,954

Total Assets	$2,446,744	$2,333,557	$—	$4,780,301

Total Liabilities	$—	$—	$—	$—

Total	$2,446,744	$2,333,557	$—	$4,780,301

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,924
Aggregate gross unrealized depreciation	(375,568)

Net unrealized depreciation	$(212,644)

Federal income tax cost of investments	$4,992,945

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Lord Abbett Micro Cap Portfolio*‡	2,441,058	$23,500,312
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,178,513	61,687,974

Total Investment Companies (99.7%) (Cost $74,164,848)		85,188,286

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	255,005	255,005

Total Short-Term Investment (0.3%) (Cost $255,005)		255,005

Total Investments (100.0%) (Cost $74,419,853)		85,443,291
Other Assets Less Liabilities (0.0%)		4,118

Net Assets (100%)		$85,447,409

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA/Lord Abbett Micro Cap Portfolio	$23,625,873	$332,160	$2,087,069	$23,500,312	$—	$(115,649)
AXA/Morgan Stanley Small Cap Growth Portfolio	60,905,902	952,953	5,029,763	61,687,974	—	244,877

	$84,531,775	$1,285,113	$7,116,832	$85,188,286	$—	$129,228

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$85,188,286	$—	$85,188,286
Short-Term Investments
Investment Companies	255,005	—	—	255,005

Total Assets	$255,005	$85,188,286	$—	$85,443,291

Total Liabilities	$—	$—	$—	$—

Total	$255,005	$85,188,286	$—	$85,443,291

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,016,475
Aggregate gross unrealized depreciation	(1,628)

Net unrealized appreciation	$11,014,847

Federal income tax cost of investments	$74,428,444

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Horizon Small Cap Value Portfolio‡	6,328,682	$61,276,828
AXA/Pacific Global Small Cap Value Portfolio‡	6,736,424	53,814,645
EQ/GAMCO Small Company Value Portfolio‡	696,649	38,582,949
Snow Capital Small Cap Value Fund, Institutional Class‡	42,347	1,182,758

Total Investment Companies (100.0%) (Cost $136,669,118)		154,857,180

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	188,252	188,252

Total Short-Term Investment (0.1%) (Cost $188,252)		188,252

Total Investments (100.1%) (Cost $136,857,370)		155,045,432
Other Assets Less Liabilities (-0.1%)		(136,822)

Net Assets (100%)		$154,908,610

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except Snow Capital Small Cap Value Fund.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA/Horizon Small Cap Value Portfolio	$63,480,362	$912,142	$9,957,235	$61,276,828	$—	$44,921
AXA/Pacific Global Small Cap Value Portfolio	57,936,549	912,142	11,084,117	53,814,645	—	(1,081,961)
EQ/GAMCO Small Company Value Portfolio	33,890,443	462,864	—	38,582,949	—	82,864
Snow Capital Small Cap Value Fund, Institutional Class*	1,456,133	—	420,517	1,182,758	—	(40,517)

	$156,763,487	$2,287,148	$21,461,869	$154,857,180	$—	$(994,693)

*	Not affiliated as of December 31, 2015.

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,182,758	$153,674,422	$—	$154,857,180
Short-Term Investments
Investment Companies	188,252	—	—	188,252

Total Assets	$1,371,010	$153,674,422	$—	$155,045,432

Total Liabilities	$—	$—	$—	$—

Total	$1,371,010	$153,674,422	$—	$155,045,432

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,329,632
Aggregate gross unrealized depreciation	(161,314)

Net unrealized appreciation	$18,168,318

Federal income tax cost of investments	$136,877,114

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	22,373	$226,643
AXA Natural Resources Portfolio‡	54,190	414,285
AXA Real Estate Portfolio‡	73,850	824,976
BlackRock Global Long/Short Credit Fund, Institutional Class	26,559	265,060
EQ/Convertible Securities Portfolio‡	80,956	845,241
EQ/Energy ETF Portfolio‡	58,192	412,524
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	86,578	1,142,532
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	12,184	78,954
Franklin K2 Alternative Strategies Fund, Advisor Class	6,554	71,241
iShares® Emerging Markets Infrastructure ETF	6,670	204,169
iShares® Global Infrastructure ETF	17,300	718,988
iShares® MSCI Global Agriculture Producers ETF	6,700	160,063
iShares® MSCI Global Gold Miners ETF	12,570	139,778
iShares® U.S. Oil & Gas Exploration & Production ETF	7,340	451,483
PowerShares Multi-Strategy Alternative Portfolio*‡	19,900	451,730
WisdomTree Managed Futures Strategy Fund*	2,770	116,534

Total Investment Companies (77.6%) (Cost $7,030,524)		6,524,201

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Agriculture Fund*	1,780	35,565
PowerShares DB Base Metals Fund*	12,050	169,303
PowerShares DB Commodity Index Tracking Fund*	18,590	279,036
PowerShares DB G10 Currency Harvest Fund*	34,850	868,462
PowerShares DB Gold Fund*	10,665	454,222
PowerShares DB Silver Fund*	2,320	70,028

Total Other Exchange Traded Funds (ETFs) (22.3%) (Cost $2,218,441)		1,876,616

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	77,687	77,687

Total Short-Term Investment (0.9%) (Cost $77,687)		77,687

Total Investments (100.8%) (Cost $9,326,652)		8,478,504
Other Assets Less Liabilities (-0.8%)		(70,459)

Net Assets (100%)		$8,408,045

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except PowerShares Multi-Strategy Alternative Portfolio.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$671,243	$52,781	$550,947	$414,285	$22	$(118,221)
AXA Real Estate Portfolio(a)	1,376,046	117,190	740,847	824,976	3,061	48,610
EQ/Convertible Securities Portfolio	1,361,218	99,815	673,792	845,241	—	(13,163)
EQ/Energy ETF Portfolio	589,322	132,759	500,426	412,524	—	(103,801)
EQ/GAMCO Mergers and Acquisitions Portfolio	1,843,689	279,974	1,051,652	1,142,532	—	(1,641)
PowerShares Multi-Strategy Alternative Portfolio*	623,271	—	188,895	451,730	—	(5,071)

	$6,464,789	$682,519	$3,706,559	$4,091,288	$3,083	$(193,287)

*	Not affiliated as of December 31, 2015 and June 30, 2016.

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,242,745	$—	$—	$2,242,745
Investment Companies	641,898	3,639,558	—	4,281,456
Other Exchange Traded Funds (ETFs)	1,876,616	—	—	1,876,616
Short-Term Investments
Investment Companies	77,687	—	—	77,687

Total Assets	$4,838,946	$3,639,558	$—	$8,478,504

Total Liabilities	$—	$—	$—	$—

Total	$4,838,946	$3,639,558	$—	$8,478,504

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$134,316
Aggregate gross unrealized depreciation	(1,035,585)

Net unrealized depreciation	$(901,269)

Federal income tax cost of investments	$9,379,773

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	83,592	$1,857,232
EQ/Core Bond Index Portfolio‡	1,321,111	13,546,490
EQ/Emerging Markets Equity PLUS Portfolio‡	349,229	2,966,962
EQ/Equity 500 Index Portfolio‡	370,934	13,734,861
EQ/Global Bond PLUS Portfolio*‡	489,331	4,694,020
EQ/High Yield Bond Portfolio‡	434,839	4,296,690
EQ/International Equity Index Portfolio‡	813,207	6,963,168
EQ/MFS International Growth Portfolio‡	234,982	1,654,429
EQ/PIMCO Ultra Short Bond Portfolio‡	372,330	3,688,734
EQ/Quality Bond PLUS Portfolio‡	537,426	4,723,403
EQ/Small Company Index Portfolio‡	104,428	1,164,725
Multimanager Aggressive Equity Portfolio‡	14,803	704,346
Multimanager Mid Cap Growth Portfolio*‡	101,901	928,914
Multimanager Mid Cap Value Portfolio‡	82,510	1,211,820

Total Investment Companies (100.0%) (Cost $52,875,701)		62,135,794

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	402,968	402,968

Total Short-Term Investment (0.6%) (Cost $402,968)		402,968

Total Investments (100.6%) (Cost $53,278,669)		62,538,762
Other Assets Less Liabilities (-0.6%)		(373,265)

Net Assets (100%)		$62,165,497

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,727,586	$341,057	$418,379	$1,857,232	$—	$2,607
EQ/Core Bond Index Portfolio	13,650,592	1,828,257	2,451,800	13,546,490	—	10,256
EQ/Emerging Markets Equity PLUS Portfolio	2,805,959	504,061	833,177	2,966,962	—	(27,427)
EQ/Equity 500 Index Portfolio	14,475,197	1,150,074	2,295,464	13,734,861	—	609,536
EQ/Global Bond PLUS Portfolio	4,621,862	312,081	604,143	4,694,020	—	(9,810)
EQ/High Yield Bond Portfolio	4,119,546	464,095	693,444	4,296,690	—	(55)
EQ/International Equity Index Portfolio	7,498,626	481,125	1,162,024	6,963,168	—	(45,760)
EQ/MFS International Growth Portfolio	1,329,124	742,036	574,868	1,654,429	—	(2,339)
EQ/PIMCO Ultra Short Bond Portfolio	4,030,270	156,452	554,315	3,688,734	412	(7,148)
EQ/Quality Bond PLUS Portfolio	4,173,118	1,699,837	1,310,483	4,723,403	658	2,003
EQ/Small Company Index Portfolio	1,176,865	150,082	268,189	1,164,725	—	11,259
Multimanager Aggressive Equity Portfolio	1,130,531	65,017	230,912	704,346	—	277,908
Multimanager Mid Cap Growth Portfolio	1,238,809	81,554	423,043	928,914	—	14,074
Multimanager Mid Cap Value Portfolio	1,117,177	26,007	43,544	1,211,820	—	5,984

	$63,095,262	$8,001,735	$11,863,785	$62,135,794	$1,070	$841,088

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$62,135,794	$—	$62,135,794
Short-Term Investments
Investment Companies	402,968	—	—	402,968

Total Assets	$402,968	$62,135,794	$—	$62,538,762

Total Liabilities	$—	$—	$—	$—

Total	$402,968	$62,135,794	$—	$62,538,762

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,767,658
Aggregate gross unrealized depreciation	(1,546,077)

Net unrealized appreciation	$9,221,581

Federal income tax cost of investments	$53,317,181

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	192,145	$4,269,046
EQ/Core Bond Index Portfolio‡	1,614,499	16,554,844
EQ/Emerging Markets Equity PLUS Portfolio‡	894,263	7,597,428
EQ/Equity 500 Index Portfolio‡	1,291,580	47,824,366
EQ/Global Bond PLUS Portfolio*‡	638,733	6,127,197
EQ/High Yield Bond Portfolio‡	691,728	6,835,033
EQ/International Equity Index Portfolio‡	2,084,715	17,850,588
EQ/MFS International Growth Portfolio‡	976,320	6,873,947
EQ/PIMCO Ultra Short Bond Portfolio‡	424,875	4,209,306
EQ/Quality Bond PLUS Portfolio‡	816,607	7,177,109
EQ/Small Company Index Portfolio‡	661,988	7,383,431
Multimanager Aggressive Equity Portfolio‡	48,202	2,293,458
Multimanager Mid Cap Growth Portfolio*‡	134,788	1,228,710
Multimanager Mid Cap Value Portfolio‡	208,320	3,059,566

Total Investment Companies (99.9%) (Cost $116,563,918)		139,284,029

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	320,788	320,788

Total Short-Term Investment (0.2%) (Cost $320,788)		320,788

Total Investments (100.1%) (Cost $116,884,706)		139,604,817
Other Assets Less Liabilities (-0.1%)		(124,128)

Net Assets (100%)		$139,480,689

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$3,731,994	$746,427	$679,380	$4,269,046	$—	$4,949
EQ/Core Bond Index Portfolio	15,201,588	2,404,996	1,659,807	16,554,844	—	(634)
EQ/Emerging Markets Equity PLUS Portfolio	6,051,816	1,188,570	750,947	7,597,428	—	(6,103)
EQ/Equity 500 Index Portfolio	45,714,871	3,130,569	4,344,437	47,824,366	—	91,917
EQ/Global Bond PLUS Portfolio	5,753,061	358,927	427,941	6,127,197	—	(1,808)
EQ/High Yield Bond Portfolio	5,845,409	754,641	375,268	6,835,033	—	(166)
EQ/International Equity Index Portfolio	17,363,239	1,028,925	853,583	17,850,588	—	(4,668)
EQ/MFS International Growth Portfolio	5,466,561	1,511,612	653,151	6,873,947	—	10,314
EQ/PIMCO Ultra Short Bond Portfolio	4,506,216	215,823	574,911	4,209,306	467	(7,231)
EQ/Quality Bond PLUS Portfolio	5,768,116	2,068,833	880,941	7,177,109	979	1,326
EQ/Small Company Index Portfolio	6,651,226	618,136	572,814	7,383,431	—	44,851
Multimanager Aggressive Equity Portfolio	2,171,936	191,428	157,756	2,293,458	—	182
Multimanager Mid Cap Growth Portfolio	1,145,826	76,402	59,102	1,228,710	—	4,741
Multimanager Mid Cap Value Portfolio	3,258,979	47,857	393,814	3,059,566	—	145,670

	$128,630,838	$14,343,146	$12,383,852	$139,284,029	$1,446	$283,340

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$139,284,029	$—	$139,284,029
Short-Term Investments
Investment Companies	320,788	—	—	320,788

Total Assets	$320,788	$139,284,029	$—	$139,604,817

Total Liabilities	$—	$—	$—	$—

Total	$320,788	$139,284,029	$—	$139,604,817

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,457,712
Aggregate gross unrealized depreciation	(2,890,511)

Net unrealized appreciation	$22,567,201

Federal income tax cost of investments	$117,037,616

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	120,548	$2,678,303
EQ/Core Bond Index Portfolio‡	706,623	7,245,611
EQ/Emerging Markets Equity PLUS Portfolio‡	690,578	5,866,974
EQ/Equity 500 Index Portfolio‡	1,132,439	41,931,729
EQ/Global Bond PLUS Portfolio*‡	289,187	2,774,095
EQ/High Yield Bond Portfolio‡	306,128	3,024,883
EQ/International Equity Index Portfolio‡	1,646,553	14,098,782
EQ/MFS International Growth Portfolio‡	930,312	6,550,019
EQ/PIMCO Ultra Short Bond Portfolio‡	200,710	1,988,464
EQ/Quality Bond PLUS Portfolio‡	406,885	3,576,085
EQ/Small Company Index Portfolio‡	627,843	7,002,592
Multimanager Aggressive Equity Portfolio‡	19,460	925,921
Multimanager Mid Cap Growth Portfolio*‡	93,514	852,464
Multimanager Mid Cap Value Portfolio‡	85,090	1,249,711

Total Investment Companies (99.8%) (Cost $81,846,922)		99,765,633

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	232,934	232,934

Total Short-Term Investment (0.2%) (Cost $232,934)		232,934

Total Investments (100.0%) (Cost $82,079,856)		99,998,567
Other Assets Less Liabilities (0.0%)		18,894

Net Assets (100%)		$100,017,461

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$2,186,252	$511,554	$299,332	$2,678,303	$—	$(4,979)
EQ/Core Bond Index Portfolio	6,626,629	861,554	507,576	7,245,611	—	(223)
EQ/Emerging Markets Equity PLUS Portfolio	4,398,198	1,125,528	462,695	5,866,974	—	2,695
EQ/Equity 500 Index Portfolio	38,742,819	2,968,654	2,687,809	41,931,729	17,383	22,766
EQ/Global Bond PLUS Portfolio	2,475,166	275,452	171,543	2,774,095	—	(45)
EQ/High Yield Bond Portfolio	2,507,137	386,102	135,916	3,024,883	—	(60)
EQ/International Equity Index Portfolio	13,419,217	983,757	574,834	14,098,782	—	(8,770)
EQ/MFS International Growth Portfolio	5,099,255	1,366,679	409,726	6,550,019	11,374	9,214
EQ/PIMCO Ultra Short Bond Portfolio	2,043,084	118,271	201,460	1,988,464	—	(2,533)
EQ/Quality Bond PLUS Portfolio	2,979,860	764,964	285,458	3,576,085	—	4
EQ/Small Company Index Portfolio	6,068,303	592,403	318,582	7,002,592	41,499	39,913
Multimanager Aggressive Equity Portfolio	813,128	177,076	103,489	925,921	—	(1,597)
Multimanager Mid Cap Growth Portfolio	888,462	42,549	123,006	852,464	3,199	2,836
Multimanager Mid Cap Value Portfolio	1,624,691	19,675	359,274	1,249,711	—	152,048

	$89,872,201	$10,194,218	$6,640,700	$99,765,633	$73,455	$211,269

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$99,765,633	$—	$99,765,633
Short-Term Investments
Investment Companies	232,934	—	—	232,934

Total Assets	$232,934	$99,765,633	$—	$99,998,567

Total Liabilities	$—	$—	$—	$—

Total	$232,934	$99,765,633	$—	$99,998,567

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,749,038
Aggregate gross unrealized depreciation	(1,918,478)

Net unrealized appreciation	$17,830,560

Federal income tax cost of investments	$82,168,007

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	110,623	$2,457,808
EQ/Core Bond Index Portfolio‡	254,705	2,611,710
EQ/Emerging Markets Equity PLUS Portfolio‡	566,611	4,813,781
EQ/Equity 500 Index Portfolio‡	923,883	34,209,378
EQ/Global Bond PLUS Portfolio*‡	93,845	900,234
EQ/High Yield Bond Portfolio‡	123,573	1,221,033
EQ/International Equity Index Portfolio‡	1,374,972	11,773,345
EQ/MFS International Growth Portfolio‡	761,808	5,363,642
EQ/PIMCO Ultra Short Bond Portfolio‡	67,860	672,302
EQ/Quality Bond PLUS Portfolio‡	108,514	953,722
EQ/Small Company Index Portfolio‡	495,220	5,523,395
Multimanager Aggressive Equity Portfolio‡	13,338	634,619
Multimanager Mid Cap Growth Portfolio*‡	69,399	632,630
Multimanager Mid Cap Value Portfolio‡	72,869	1,070,215

Total Investment Companies (100.0%) (Cost $60,395,409)		72,837,814

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	116,286	116,286

Total Short-Term Investment (0.2%) (Cost $116,286)		116,286

Total Investments (100.2%) (Cost $60,511,695)		72,954,100
Other Assets Less Liabilities (-0.2%)		(125,052)

Net Assets (100%)		$72,829,048

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,905,384	$439,669	$145,182	$2,457,808	$—	$(78)
EQ/Core Bond Index Portfolio	2,403,211	166,771	55,044	2,611,710	—	(4)
EQ/Emerging Markets Equity PLUS Portfolio	3,593,211	763,864	189,126	4,813,781	—	960
EQ/Equity 500 Index Portfolio	30,416,509	2,546,035	1,145,333	34,209,378	—	14,418
EQ/Global Bond PLUS Portfolio	605,374	270,966	30,019	900,234	—	2
EQ/High Yield Bond Portfolio	1,030,317	121,288	39,965	1,221,033	—	63
EQ/International Equity Index Portfolio	10,941,072	894,498	295,681	11,773,345	—	(468)
EQ/MFS International Growth Portfolio	4,528,872	646,037	210,245	5,363,642	—	9,184
EQ/PIMCO Ultra Short Bond Portfolio	642,852	30,396	10,009	672,302	74	(2)
EQ/Quality Bond PLUS Portfolio	615,046	346,256	35,022	953,722	129	3
EQ/Small Company Index Portfolio	4,625,729	532,943	165,166	5,523,395	—	32,584
Multimanager Aggressive Equity Portfolio	504,359	151,610	50,068	634,619	—	(32)
Multimanager Mid Cap Growth Portfolio	585,773	17,536	5,003	632,630	—	2,375
Multimanager Mid Cap Value Portfolio	1,398,417	15,161	370,598	1,070,215	—	74,405

	$63,796,126	$6,943,030	$2,746,461	$72,837,814	$203	$133,410

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$72,837,814	$—	$72,837,814
Short-Term Investments
Investment Companies	116,286	—	—	116,286

Total Assets	$116,286	$72,837,814	$—	$72,954,100

Total Liabilities	$—	$—	$—	$—

Total	$116,286	$72,837,814	$—	$72,954,100

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,781,026
Aggregate gross unrealized depreciation	(1,373,628)

Net unrealized appreciation	$12,407,398

Federal income tax cost of investments	$60,546,702

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	21,792	$484,167
EQ/Emerging Markets Equity PLUS Portfolio‡	64,554	548,437
EQ/Equity 500 Index Portfolio‡	102,683	3,802,127
EQ/International Equity Index Portfolio‡	133,574	1,143,744
EQ/MFS International Growth Portfolio‡	136,176	958,773
EQ/Small Company Index Portfolio‡	71,001	791,900
Multimanager Aggressive Equity Portfolio‡	4,073	193,817
Multimanager Mid Cap Growth Portfolio*‡	2,326	21,203
Multimanager Mid Cap Value Portfolio‡	4,562	67,008

Total Investments (100.4%) (Cost $8,106,493)		8,011,176
Other Assets Less Liabilities (-0.4%)		(32,052)

Net Assets (100%)		$7,979,124

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$2,170,965	$150,741	$2,090,554	$484,167	$—	$(333,435)
EQ/Emerging Markets Equity PLUS Portfolio	1,661,591	122,477	1,666,703	548,437	—	(410,919)
EQ/Equity 500 Index Portfolio	13,662,500	999,464	11,580,748	3,802,127	—	(969,157)
EQ/International Equity Index Portfolio	4,521,271	296,771	4,172,573	1,143,744	—	(748,558)
EQ/MFS International Growth Portfolio	3,269,870	218,325	2,862,161	958,773	—	(375,292)
EQ/Small Company Index Portfolio	3,034,609	178,901	2,865,508	791,900	—	(602,670)
Multimanager Aggressive Equity Portfolio	541,725	65,949	423,692	193,817	—	(35,577)
Multimanager Mid Cap Growth Portfolio	72,529	4,789	65,326	21,203	—	(15,025)
Multimanager Mid Cap Value Portfolio	70,927	44,712	58,624	67,008	—	(8,401)

	$29,005,987	$2,082,129	$25,785,889	$8,011,176	$—	$(3,499,034)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,011,176	$—	$8,011,176

Total Assets	$—	$8,011,176	$—	$8,011,176

Total Liabilities	$—	$—	$—	$—

Total	$—	$8,011,176	$—	$8,011,176

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,967
Aggregate gross unrealized depreciation	(224,804)

Net unrealized depreciation	$(95,837)

Federal income tax cost of investments	$8,107,013

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”),a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2016 is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and, if applicable, investment sub-advisers (“Sub-Advisers”) for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser, if applicable, or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on Portfolio NAVs.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2016 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of NAVs for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At September 30, 2016, none of the Portfolios applied these procedures.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
November 28, 2016

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
November 28, 2016